UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Ryan O’Connor

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2024

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X MLP ETF (ticker: MLPA)

Global X MLP & Energy Infrastructure ETF (ticker: MLPX)

Global X Alternative Income ETF (ticker: ALTY)

Global X Conscious Companies ETF (ticker: KRMA)

Global X U.S. Preferred ETF (ticker: PFFD)

Global X S&P 500® Quality Dividend ETF (ticker: QDIV)

Global X Adaptive U.S. Factor ETF (ticker: AUSF)

Global X Variable Rate Preferred ETF (ticker: PFFV)

Global X Adaptive U.S. Risk Management ETF (ticker: ONOF)

Global X 1-3 Month T-Bill ETF (ticker: CLIP)

Global X U.S. Cash Flow Kings 100 ETF (ticker: FLOW)

Semi-Annual Report

May 31, 2024

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X MLP ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 90.5%
Energy — 87.1%
Cheniere Energy Partners	1,782,711	$85,873,189
CrossAmerica Partners	100	2,027
Delek Logistics Partners	385,084	15,257,028
Energy Transfer	13,877,187	217,455,520
Enterprise Products Partners	6,973,339	198,740,162
Genesis Energy	4,694,217	58,771,597
Global Partners	1,281,828	61,950,747
Martin Midstream Partners	100	311
MPLX	4,426,900	180,086,292
NGL Energy Partners *	100	568
Plains All American Pipeline	9,164,511	155,888,332
Summit Midstream Partners *	100	3,253
Sunoco	4,337,559	221,215,509
USA Compression Partners	2,479,952	60,758,824
USD Partners *	100	14
Western Midstream Partners	4,163,864	155,395,404
		1,411,398,777
Utilities — 3.4%
Suburban Propane Partners (A)	2,688,587	54,658,974
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $841,963,429)		1,466,057,751

COMMON STOCK — 15.0%
Energy — 15.0%
EnLink Midstream	9,577,051	121,532,777
Hess Midstream, Cl A (A)	3,484,044	121,070,529
		242,603,306

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X MLP ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.0%
Star Group	100	$1,073
TOTAL COMMON STOCK (Cost $193,174,739)		242,604,379
TOTAL INVESTMENTS — 105.5% (Cost $1,035,138,168)		$1,708,662,130

Percentages are based on Net Assets of $1,618,933,836.

*	Non-income producing security.

(A)	Affiliated investment.

As of May 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2024:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at		Capital
11/30/23	Cost	Sales	(Depreciation)	(Loss)	5/31/24	Income	Gains
Hess Midstream, Cl A
$90,395,469	$30,291,582	$(7,319,682)	$7,815,605	$(112,445)	$121,070,529	$1,734,189	$—
Suburban Propane Partners
—	54,499,710	(1,940,807)	2,154,355	(54,284)	54,658,974	—	—
Totals:
$90,395,469	$84,791,292	$(9,260,489)	$9,969,960	$(166,729)	$175,729,503	$1,734,189	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X MLP & Energy Infrastructure ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 74.1%
CANADA — 21.4%
Energy — 21.4%
Enbridge	3,624,824	$132,596,062
Pembina Pipeline	1,794,601	66,633,535
TC Energy	3,027,416	116,737,161

TOTAL CANADA		315,966,758
UNITED STATES — 52.7%
Energy — 52.7%
Antero Midstream	2,686,453	39,356,536
Archrock	1,071,932	21,695,904
Cheniere Energy	609,160	96,119,356
DT Midstream	776,552	52,091,108
EnLink Midstream	1,800,034	22,842,432
Equitrans Midstream	3,455,323	49,342,012
Hess Midstream, Cl A (A)	635,073	22,068,787
Kinder Morgan	5,286,606	103,035,951
Kinetik Holdings, Cl A	298,550	12,237,565
New Fortress Energy, Cl A	659,141	16,709,224
NextDecade *	1,342,387	9,611,491
ONEOK	1,620,238	131,239,278
Targa Resources	573,338	67,785,752
Williams	3,253,970	135,072,295

TOTAL UNITED STATES		779,207,691
TOTAL COMMON STOCK (Cost $876,134,274)		1,095,174,449

MASTER LIMITED PARTNERSHIPS — 25.8%
UNITED STATES— 25.8%
Energy — 25.8%
Cheniere Energy Partners	367,383	17,696,839

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Delek Logistics Partners	112,697	$4,465,055
Energy Transfer	4,205,958	65,907,362
Enterprise Products Partners	2,327,170	66,324,345
MPLX	1,648,058	67,043,000
Plains All American Pipeline	3,914,242	66,581,256
Plains GP Holdings, Cl A	1,536,699	27,675,949
Western Midstream Partners	1,775,432	66,259,122
TOTAL UNITED STATES		381,952,928
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $231,940,445)		381,952,928
TOTAL INVESTMENTS — 99.9% (Cost $1,108,074,719)		$1,477,127,377

Percentages are based on Net Assets of $1,478,666,205.

*	Non-income producing security.

(A)	Affiliated investment.

As of May 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2024:

Value at 11/30/23	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/24	Income	Capital Gains
Hess Midstream, Cl A
$13,124,261	$8,519,128	$(834,871)	$1,214,849	$45,420	$22,068,787	$152,787	$76,405

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Alternative Income ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
EXCHANGE TRADED FUNDS — 79.8%
Global X Emerging Markets Bond ETF (A)	309,861	$6,974,971
Global X Nasdaq 100® Covered Call ETF (A) (B)	392,742	6,876,913
Global X SuperDividend® REIT ETF (A)	320,579	6,408,374
Global X U.S. Preferred ETF (A) (B)	347,782	6,875,650
TOTAL EXCHANGE TRADED FUNDS (Cost $34,176,710)		27,135,908

COMMON STOCK — 11.8%
Energy — 4.3%
Hess Midstream, Cl A (A)	13,801	479,585
Kinder Morgan	24,637	480,175
Williams	12,253	508,622
		1,468,382
Utilities — 7.5%
ALLETE	7,397	467,120
Avangrid	12,264	441,627
Northwest Natural Holding	10,262	384,004
Northwestern Energy Group	8,051	418,330
OGE Energy	11,573	420,100
Spire	6,974	427,436
		2,558,617
TOTAL COMMON STOCK (Cost $3,568,645)		4,026,999

MASTER LIMITED PARTNERSHIPS — 8.2%
Energy — 6.6%
Enterprise Products Partners	14,966	426,531
MPLX	11,684	475,305

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Alternative Income ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Plains All American Pipeline	26,159	$444,965
Sunoco	8,636	440,436
USA Compression Partners	18,400	450,800
		2,238,037
Utilities — 1.6%
Suburban Propane Partners (A)	27,527	559,624
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,196,823)		2,797,661

SHORT-TERM INVESTMENT(C)(D) — 5.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.240% (Cost $1,901,164)	1,901,164	1,901,164

	Face Amount
REPURCHASE AGREEMENT(D) — 14.6%
BNP Paribas
5.260%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $4,965,092 (collateralized by U.S. Treasury Obligations, ranging in par value $111,943 - $729,841, 3.750%, 12/31/2030, with a total market value of $5,064,200) (Cost $4,962,917)	$4,962,917	4,962,917
TOTAL INVESTMENTS — 120.0% (Cost $45,806,259)		$40,824,649

Percentages are based on Net Assets of $34,021,321.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Alternative Income ETF

(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at May 31, 2024. The total market value of securities on loan at May 31, 2024 was $6,756,088.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2024.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $6,864,081. The total value of non-cash collateral held from securities on loan as of May 31, 2024 was $—.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,135,908	$—	$—	$27,135,908
Common Stock	4,026,999	—	—	4,026,999
Master Limited Partnerships	2,797,661	—	—	2,797,661
Short-Term Investment	1,901,164	—	—	1,901,164
Repurchase Agreement	—	4,962,917	—	4,962,917
Total Investments in Securities	$35,861,732	$4,962,917	$—	$40,824,649

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2024:

Value at 11/30/23	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/24	Income	Capital Gains
Global X Emerging Markets Bond ETF
$7,019,447	$293,008	$(597,420)	$253,931	$6,005	$6,974,971	$214,009	$—
Global X NASDAQ 100 Covered Call ETF
6,989,971	292,433	(1,006,766)	545,973	55,302	6,876,913	—	122,903
Global X SuperDividend® REIT ETF
6,840,471	273,619	(654,025)	(43,611)	(8,080)	6,408,374	172,435	2,905
Global X U.S. Preferred ETF
6,948,567	292,399	(589,199)	240,692	(16,809)	6,875,650	224,358	—
Hess Midstream, Cl A
464,053	23,764	(35,592)	21,583	5,777	479,585	21,619	—
Suburban Propane Partners
492,599	22,335	(63,735)	103,309	5,116	559,624	—	—
Totals:
$28,755,108	$1,197,558	$(2,946,737)	$1,121,877	$47,311	$28,175,117	$632,421	$125,808

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Alternative Income ETF

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Conscious Companies ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 0.5%
Financials — 0.5%
Toronto-Dominion Bank	51,049	$2,854,660

UNITED STATES — 99.3%
Communication Services — 8.1%
Alphabet, Cl A *	119,191	20,560,447
Comcast, Cl A	74,520	2,983,036
Electronic Arts	23,660	3,143,941
Interpublic Group	97,059	3,044,741
Meta Platforms, Cl A	19,531	9,117,657
Netflix *	5,197	3,334,499
Take-Two Interactive Software *	21,225	3,403,641
T-Mobile US	18,539	3,243,583
Verizon Communications	75,764	3,117,689
		51,949,234
Consumer Discretionary — 10.8%
Amazon.com *	98,529	17,384,457
AutoNation *	19,004	3,235,431
BorgWarner	90,225	3,217,423

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Dick’s Sporting Goods	14,583	$3,319,674
eBay	58,693	3,182,334
Etsy *	44,051	2,795,917
Gentex	86,781	3,037,335
Home Depot	8,647	2,895,621
Lear	23,025	2,886,184
Lowe’s	12,879	2,849,994
Lululemon Athletica *	8,246	2,572,670
Marriott International, Cl A	12,620	2,917,365
NIKE, Cl B	31,991	3,040,745
PulteGroup	26,695	3,131,857
Starbucks	34,232	2,746,091
Tesla *	20,798	3,703,708
Tractor Supply	11,751	3,352,443
Yum! Brands	21,471	2,950,759
		69,220,008
Consumer Staples — 5.7%
Church & Dwight	28,186	3,016,184
Coca-Cola	51,096	3,215,471
Colgate-Palmolive	33,959	3,156,829
Costco Wholesale	4,165	3,373,192
General Mills	42,471	2,919,881
Hershey	15,860	3,137,584
Kimberly-Clark	22,107	2,946,863
Kroger	54,065	2,831,384
Mondelez International, Cl A	42,515	2,913,553
PepsiCo	17,992	3,110,817
Procter & Gamble	18,622	3,064,064
Target	18,113	2,828,526
		36,514,348
Energy — 3.1%
Cheniere Energy	18,928	2,986,649
Chevron	18,465	2,996,870
ConocoPhillips	23,152	2,696,745
EOG Resources	22,311	2,778,835
Hess	19,166	2,953,481
ONEOK	37,443	3,032,883

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Valero Energy	17,953	$2,821,134
		20,266,597
Financials — 11.9%
Aflac	35,343	3,176,275
American Express	12,587	3,020,880
Bank of America	78,388	3,134,736
Bank of New York Mellon	52,362	3,121,299
Capital One Financial	20,334	2,798,568
Charles Schwab	39,968	2,928,855
Citigroup	47,995	2,990,569
FactSet Research Systems	7,163	2,895,714
Hartford Financial Services Group	30,051	3,108,776
JPMorgan Chase	15,662	3,173,591
Mastercard, Cl A	6,497	2,904,614
MetLife	41,645	3,013,849
Moody’s	7,695	3,054,838
Morgan Stanley	32,080	3,138,707
Nasdaq	49,233	2,906,224
PayPal Holdings *	47,627	3,000,025
PNC Financial Services Group	19,082	3,003,316
Principal Financial Group	37,571	3,082,325
Progressive	14,054	2,967,924
Prudential Financial	26,845	3,230,796
S&P Global	7,279	3,111,845
T Rowe Price Group	27,350	3,222,651
Travelers	14,229	3,069,195
Truist Financial	79,991	3,019,660
Visa, Cl A	10,974	2,989,976
		76,065,208
Health Care — 16.2%
Abbott Laboratories	27,955	2,856,722
AbbVie	17,742	2,860,720
Agilent Technologies	21,609	2,818,030
Amgen	10,998	3,363,738
Biogen *	15,572	3,502,766
Boston Scientific *	43,592	3,294,247
Bristol-Myers Squibb	59,732	2,454,388

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Centene *	39,955	$2,860,379
Cigna Group	8,548	2,945,812
CVS Health	43,907	2,616,857
Danaher	11,881	3,051,041
Edwards Lifesciences *	34,278	2,978,415
Elevance Health	5,645	3,039,720
Eli Lilly	4,032	3,307,611
Gilead Sciences	44,874	2,884,052
HCA Healthcare	9,427	3,202,823
Humana	9,171	3,284,319
Intuitive Surgical *	8,106	3,259,585
IQVIA Holdings *	12,606	2,761,849
Johnson & Johnson	20,112	2,949,827
Labcorp Holdings	14,463	2,818,983
Merck	23,693	2,974,419
Mettler-Toledo International *	2,487	3,491,972
Pfizer	114,270	3,274,978
Quest Diagnostics	22,006	3,124,192
Regeneron Pharmaceuticals *	3,257	3,192,381
ResMed	16,328	3,368,956
Stryker	8,993	3,067,422
Thermo Fisher Scientific	5,235	2,973,375
UnitedHealth Group	6,184	3,063,368
Vertex Pharmaceuticals *	7,429	3,382,721
Waters *	9,606	2,967,293
West Pharmaceutical Services	7,710	2,555,171
Zoetis, Cl A	20,115	3,410,699
		103,958,831
Industrials — 6.5%
Automatic Data Processing	12,185	2,984,350
Booz Allen Hamilton Holding, Cl A	20,605	3,136,287
Caterpillar	8,260	2,796,175
Cummins	10,275	2,894,776
Deere	7,726	2,895,396
Expeditors International of Washington	26,602	3,216,182
General Dynamics	10,274	3,079,837
Illinois Tool Works	11,999	2,912,757
Leidos Holdings	23,376	3,437,441

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Paychex	24,631	$2,959,661
Rockwell Automation	10,886	2,803,472
Union Pacific	12,389	2,884,407
United Parcel Service, Cl B	20,207	2,807,358
WW Grainger	3,145	2,897,992
		41,706,091
Information Technology — 32.5%
Adobe *	6,358	2,827,784
Advanced Micro Devices *	19,756	3,297,276
Akamai Technologies *	29,556	2,726,245
Analog Devices	15,838	3,713,853
Apple	174,135	33,477,454
Applied Materials	15,545	3,343,419
Arista Networks *	11,974	3,564,061
Autodesk *	13,800	2,782,080
Cadence Design Systems *	10,676	3,056,646
CDW	12,509	2,797,263
Cisco Systems	62,247	2,894,485
Cognizant Technology Solutions, Cl A	44,381	2,935,803
Dell Technologies, Cl C	24,942	3,480,905
Dropbox, Cl A *	128,160	2,887,445
F5 *	16,553	2,796,960
Gartner *	6,554	2,750,517
HP	108,704	3,967,696
HubSpot *	4,590	2,804,719
Intuit	4,819	2,777,864
Keysight Technologies *	20,488	2,837,178
KLA	4,759	3,614,603
Lam Research	3,406	3,175,891
Littelfuse	12,686	3,255,228
Microsoft	92,936	38,580,522
Motorola Solutions	8,691	3,171,433
NetApp	30,259	3,644,091
NVIDIA	28,432	31,170,855
ON Semiconductor *	48,774	3,562,453
Oracle	26,281	3,079,870
Salesforce	10,858	2,545,549
ServiceNow *	4,061	2,667,793

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Synopsys *	5,627	$3,155,622
Texas Instruments	18,182	3,545,672
Trimble *	50,389	2,805,660
Twilio, Cl A *	49,859	2,861,907
Workday, Cl A *	11,709	2,475,868
Zoom Video Communications, Cl A *	48,812	2,994,128
		208,026,798
Materials — 1.5%
Albemarle	26,339	3,228,898
Avery Dennison	14,234	3,239,516
Ecolab	13,692	3,179,282
		9,647,696
Real Estate — 2.0%
CBRE Group, Cl A *	34,956	3,078,575
Equinix ‡	3,949	3,013,008
Jones Lang LaSalle *	16,499	3,333,953
ProLogis ‡	28,693	3,170,289
		12,595,825
Utilities — 1.0%
American Water Works	24,622	3,219,819
Exelon	80,082	3,007,079
		6,226,898
TOTAL UNITED STATES		636,177,534
TOTAL COMMON STOCK (Cost $531,342,594)		639,032,194
TOTAL INVESTMENTS — 99.8% (Cost $531,342,594)		$639,032,194

Percentages are based on Net Assets of $640,479,335.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Conscious Companies ETF

*	Non-income producing security.
‡	Real Estate Investment Trust

As of May 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
PREFERRED STOCK — 100.0%
BERMUDA— 1.4%
Financials — 1.1%
Aspen Insurance Holdings, 9.624%, US0003M + 4.060% (A)	225,855	$5,847,386
Aspen Insurance Holdings, 5.625%	192,735	3,798,807
RenaissanceRe Holdings, 5.750%	193,892	4,395,531
RenaissanceRe Holdings, 4.200%	391,176	6,798,639
SiriusPoint, 8.000%, H15T5Y + 7.298% (A)	159,526	4,016,865
		24,857,228
Health Care — 0.1%
PartnerRe, 4.875%	160,031	3,122,205
Industrials — 0.2%
Triton International, 8.000%	111,378	2,885,804
Triton International, 6.875%	131,656	3,150,528
		6,036,332
TOTAL BERMUDA		34,015,765
CANADA— 0.7%
Financials — 0.2%
Brookfield Finance, 4.625%	327,253	5,471,670
Utilities — 0.5%
BIP Bermuda Holdings I, 5.125%	239,899	4,351,768
Brookfield BRP Holdings Canada, 4.875%	201,387	3,338,996

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Brookfield BRP Holdings Canada, 4.625%	279,826	$4,376,479
		12,067,243
TOTAL CANADA		17,538,913
NETHERLANDS— 0.7%
Financials — 0.7%
AEGON Funding, 5.100%	739,677	15,400,075
TOTAL NETHERLANDS		15,400,075
UNITED STATES— 97.2%
Communication Services — 6.2%
AT&T, 5.625%	667,712	16,038,442
AT&T, 5.350%	1,057,503	24,491,769
AT&T, 5.000%	959,439	20,340,107
AT&T, 4.750%	1,399,317	28,196,238
Qwest, 6.750%	555,807	6,097,203
Qwest, 6.500%	781,602	8,097,397
Telephone and Data Systems, 6.625%	343,586	7,084,743
Telephone and Data Systems, 6.000%	541,851	9,894,199
United States Cellular, 6.250%	391,854	9,032,235
United States Cellular, 5.500%	399,776	8,531,220
United States Cellular, 5.500%	398,679	8,467,942
		146,271,495
Consumer Discretionary — 2.7%
Brunswick, 6.375%	184,021	4,595,004
Ford Motor, 6.500%	472,812	11,914,862
Ford Motor, 6.200%	606,979	14,421,821
Ford Motor, 6.000%	647,599	15,108,485
Qurate Retail, 8.000% (B)	256,924	12,553,307
QVC, 6.250%	398,758	5,383,233
		63,976,712
Energy — 1.0%
NuStar Energy, 12.471%, US0003M + 6.880% (A)	137,313	3,431,452
NuStar Energy, 12.357%, TSFR3M + 7.028% (A)	181,133	4,526,513
NuStar Energy, 11.234%, TSFR3M + 5.905% (A)	307,110	7,674,679
NuStar Logistics, 12.324%, TSFR3M + 6.996% (A)	316,025	8,039,676
		23,672,320
Financials — 70.7%
Affiliated Managers Group, 5.875%	248,670	5,550,314

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Affiliated Managers Group, 4.750%	212,147	$3,988,364
Allstate, 8.755%, TSFR3M + 3.427% (A)	393,441	10,237,335
Allstate, 7.375%	485,670	13,224,794
Allstate, 5.100%	919,567	20,294,844
Allstate, 4.750%	248,661	5,139,823
American Financial Group, 4.500%	170,955	3,160,958
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	473,532	12,548,598
Apollo Global Management, 6.750%	574,817	37,317,120
Arch Capital Group, 5.450%	257,730	5,778,307
Arch Capital Group, 4.550%	392,172	7,663,041
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	241,748	5,436,913
Associated Banc-Corp, 5.875%	76,658	1,559,224
Associated Banc-Corp, 5.625%	88,365	1,738,140
Assurant, 5.250%	199,888	4,203,645
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	393,622	10,293,215
Athene Holding, 6.375%, H15T5Y + 5.970% (A)	473,005	11,825,125
Athene Holding, 6.350%, US0003M + 4.253% (A)	697,996	16,912,443
Athene Holding, 5.625%	275,884	6,000,477
Athene Holding, 4.875%	451,065	8,655,937
Axis Capital Holdings, 5.500%	432,454	9,176,674
Bank of America, 7.250% *	53,546	63,666,194
Bank of America, 6.450%, + 0.000%	737,309	18,727,649
Bank of America, 6.348%, TSFR3M + 1.012% (A)	144,359	3,308,708
Bank of America, 6.248%, TSFR3M + 0.912% (A)	218,700	4,833,270
Bank of America, 6.087%, TSFR3M + 0.762% (A)	295,527	6,607,984
Bank of America, 6.000%	936,392	23,494,075
Bank of America, 5.934%, TSFR3M + 0.612% (A) (B)	220,716	5,363,399
Bank of America, 5.875% (B)	590,405	14,701,084
Bank of America, 5.375%	958,612	22,057,662
Bank of America, 5.000%	902,558	19,648,688

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 4.750%	476,194	$9,904,835
Bank of America, 4.375% (B)	745,503	14,425,483
Bank of America, 4.250%	911,962	17,035,450
Bank of America, 4.125%	632,977	11,577,149
Bank OZK, 4.625%	287,824	4,518,837
Brighthouse Financial, 6.750%	334,609	7,963,694
Brighthouse Financial, 6.600%	353,165	8,023,909
Brighthouse Financial, 6.250%	299,874	6,561,243
Brighthouse Financial, 5.375%	451,342	8,747,008
Brighthouse Financial, 4.625%	297,268	4,937,621
Capital One Financial, 5.000% (B)	1,199,429	23,964,591
Capital One Financial, 4.800%	1,018,803	19,285,941
Capital One Financial, 4.375%	530,217	9,246,984
Capital One Financial, 4.250%	352,224	6,008,941
Carlyle Finance, 4.625%	392,247	7,123,206
Charles Schwab, 5.950% (B)	606,979	15,247,312
Charles Schwab, 4.450% (B)	471,805	9,601,232
Citigroup Capital XIII, 11.961%, TSFR3M + 6.632% (A)	1,795,990	52,532,708
Citizens Financial Group, 5.000%	358,860	6,789,631
Cullen, 4.450%	115,988	2,121,421
Enstar Group, 7.000%, US0003M + 4.015% (A)	313,828	7,880,221
Equitable Holdings, 5.250%	647,599	14,409,078
Equitable Holdings, 4.300% (B)	233,456	4,358,624
F&G Annuities & Life, 7.950%	275,884	7,131,601
Fifth Third Bancorp, 9.302%, TSFR3M + 3.972% (A)	353,501	9,060,231
Fifth Third Bancorp, 6.000%	155,126	3,628,397
Fifth Third Bancorp, 4.950%	205,805	4,344,544
First Citizens BancShares, 5.625%	155,348	3,538,827
First Citizens BancShares, 5.375%	275,884	6,014,271
First Horizon, 6.500%	124,932	2,980,878
Goldman Sachs Group, 6.337%, TSFR3M + 1.012% (A)	606,967	14,263,725
Goldman Sachs Group, 6.257%, TSFR3M + 0.932% (A)	1,079,458	25,259,317
Hartford Financial Services Group, 6.000%	275,884	6,872,270
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	259,863	6,579,731

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Huntington Bancshares, 5.700%	150,440	$3,270,566
Huntington Bancshares, 4.500%	399,756	7,039,703
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	451,990	12,068,133
JPMorgan Chase, 6.000%	1,497,563	37,513,953
JPMorgan Chase, 5.750%	1,356,404	33,638,819
JPMorgan Chase, 4.750%	735,691	15,618,720
JPMorgan Chase, 4.625%	1,499,728	31,029,372
JPMorgan Chase, 4.550% (B)	1,218,512	24,906,385
JPMorgan Chase, 4.200%	1,621,345	30,886,622
Kemper, 5.875%, H15T5Y + 4.140% (A)	119,950	2,702,474
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	493,651	11,181,195
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	412,658	9,965,691
KeyCorp, 5.650%	353,879	7,597,782
KeyCorp, 5.625%	358,806	7,470,341
KKR Group Finance IX, 4.625%	391,861	7,625,615
Lincoln National, 9.000%	393,927	10,970,867
M&T Bank, 5.625%, US0003M + 4.020% (A)	211,715	5,057,871
MetLife, 6.591%, TSFR3M + 1.262% (A)	472,786	11,673,086
MetLife, 5.625%	658,044	15,628,545
MetLife, 4.750%	809,444	16,520,752
Morgan Stanley, Ser E, 7.125%, + 0.000% (A)	703,525	17,841,394
Morgan Stanley, Ser F, 6.875%, US0003M + 3.940% (A)	687,946	17,411,913
Morgan Stanley, 6.500%	813,901	20,900,978
Morgan Stanley, 6.375%, + 0.000% (A)	814,157	20,557,464
Morgan Stanley, 6.290%, TSFR3M + 0.962% (A)	890,276	20,538,667
Morgan Stanley, 5.850%, + 0.000% (A)	799,600	19,574,208
Morgan Stanley, 4.875% (B)	392,819	8,720,582
Morgan Stanley, 4.250% (B)	1,058,644	20,061,304
National Rural Utilities Cooperative Finance, 5.500%	208,356	5,156,811
Navient, 6.000%	233,067	4,491,201
New Mountain Finance, 8.250%	91,933	2,331,421
New York Community Bancorp, 6.375%, US0003M + 3.821% (A)	428,541	7,628,030
New York Community Capital Trust V, 6.000% *	54,589	1,763,225

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Northern Trust, 4.700%	319,157	$6,775,703
Prudential Financial, 5.950%	239,899	6,062,248
Prudential Financial, 5.625%	445,294	10,963,138
Prudential Financial, 4.125%	391,973	7,463,166
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	392,637	9,011,019
Regions Financial, 4.450%	319,838	5,862,631
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	572,659	14,952,126
Reinsurance Group of America, 5.750%, US0003M + 4.040% (A)	313,851	7,818,028
SLM, 7.291%, TSFR3M + 1.962% (A)	48,662	3,744,541
State Street, 5.350%, TSFR3M + 3.971% (A) (B)	412,481	10,126,409
Stifel Financial, 6.125%	191,170	4,916,892
Stifel Financial, 5.200%	179,925	3,886,380
Stifel Financial, 4.500%	239,048	4,338,721
Synchrony Financial, 5.625%	590,334	10,903,469
Synovus Financial, 8.952%, TSFR3M + 3.614% (A)	158,773	4,086,817
Texas Capital Bancshares, 5.750%	254,517	5,006,349
Truist Financial, 5.250% (B)	452,590	10,296,423
Truist Financial, 4.750%	748,698	15,280,926
Unum Group, 6.250%	234,043	5,776,181
US Bancorp, 6.610%, TSFR3M + 1.282% (A)	11,293	9,651,562
US Bancorp, 6.190%, TSFR3M + 0.862% (A)	815,896	17,525,446
US Bancorp, 5.500% (B)	452,900	10,828,839
US Bancorp, 4.500% (B)	358,654	7,115,695
US Bancorp, 4.000%	590,502	10,381,025
US Bancorp, 3.750%	399,776	6,584,311
Valley National Bancorp, 9.142%, US0003M + 3.578% (A) (B)	78,135	1,898,681
Valley National Bancorp, 6.250%, US0003M + 3.850% (A)	88,517	2,008,451
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	239,899	5,925,505
W R Berkley, 5.700%	155,667	3,812,285
W R Berkley, 5.100%	233,724	4,966,635
W R Berkley, 4.125%	250,106	4,576,940
WaFd, 4.875%	238,454	3,836,725
Wells Fargo, 7.500% *	79,973	93,184,540

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wells Fargo, 5.625%	565,554	$13,341,419
Wells Fargo, 4.750%	1,609,130	32,858,435
Wells Fargo, 4.700%	953,286	19,389,837
Wells Fargo, 4.375% (B)	857,529	16,481,707
Wells Fargo, 4.250% (B)	999,467	18,650,054
Western Alliance Bancorp, 4.250%, H15T5Y + 3.452% (A)	237,996	4,388,646
Wintrust Financial, 6.875%, H15T5Y + 6.507% (A)	240,203	5,990,663
Zions Bancorporation, 9.831%, US0003M + 4.240% (A)	108,320	2,746,995
		1,657,812,168
Industrials — 1.4%
Air Lease, 9.241%, TSFR3M + 3.912% (A)	199,888	5,035,179
Chart Industries, 6.750%	158,071	9,656,557
Pitney Bowes, 6.700%	339,781	6,234,981
WESCO International, 10.625%, H15T5Y + 10.325% (A)	424,183	11,300,235
		32,226,952
Real Estate — 5.3%
Brookfield Property Partners, 6.500%	140,050	2,093,747
Brookfield Property Partners, 6.375%	199,888	2,778,443
Brookfield Property Partners, 5.750%	222,580	2,833,443
Brookfield Property Preferred, 6.250%	557,357	8,404,944
Digital Realty Trust, 5.200% ‡	275,884	5,876,329
Diversified Healthcare Trust, 5.625% ‡	279,766	4,000,654
EPR Properties, 5.750% ‡ *	107,812	2,076,459
Hudson Pacific Properties, 4.750% ‡	339,801	4,814,980
Kimco Realty, 5.250% ‡	217,982	4,773,806
Kimco Realty, 5.125% ‡	173,041	3,668,469
Office Properties Income Trust, 6.375% ‡	129,529	1,336,739
Public Storage, 5.600% ‡	239,470	6,046,618
Public Storage, 5.150% ‡	236,340	5,544,536
Public Storage, 5.050% ‡	252,380	5,943,549
Public Storage, 4.875% ‡	266,135	5,945,456
Public Storage, 4.750% ‡ (B)	197,089	4,241,355
Public Storage, 4.700% ‡	200,141	4,228,979
Public Storage, 4.625% ‡	444,494	9,209,916
Public Storage, 4.100% ‡	192,270	3,535,845
Public Storage, 4.000% ‡	474,129	8,496,392

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Public Storage, 4.000% ‡	346,940	$6,321,247
RLJ Lodging Trust, 1.950% ‡ *	257,381	6,413,935
SITE Centers, 6.375% ‡	135,691	2,998,771
SL Green Realty, 6.500% ‡	186,513	3,942,885
Vornado Realty Trust, 5.400% ‡	230,997	3,578,144
Vornado Realty Trust, 5.250% ‡	255,413	3,900,157
		123,005,798
Utilities — 9.9%
CMS Energy, 5.875%	217,958	5,357,408
CMS Energy, 5.875%	496,986	12,141,368
CMS Energy, 4.200%	167,667	3,192,380
DTE Energy, 5.250%	313,655	7,308,161
DTE Energy, 4.375%	216,982	4,378,697
Duke Energy, 5.750%	814,301	20,349,382
Duke Energy, 5.625%	412,559	10,161,328
Entergy Arkansas, 4.875%	327,806	6,995,380
Entergy Louisiana, 4.875%	224,047	4,823,732
Entergy Mississippi, 4.900%	214,273	4,718,291
NextEra Energy, 6.926% * (B)	809,691	36,800,456
NextEra Energy Capital Holdings, 5.650%	556,415	13,621,039
SCE Trust III, 8.581%, TSFR3M + 3.252% (A)	219,851	5,665,560
SCE Trust IV, 5.375%, TSFR3M + 3.394% (A)	271,976	6,573,660
SCE Trust V, 5.450%, TSFR3M + 4.052% (A)	233,943	5,841,557
SCE Trust VI, 5.000%	372,376	7,242,713
SCE Trust VII, 7.500%	439,787	11,764,302
Sempra, 5.750%	620,009	14,514,411
Southern, 5.250%	353,306	8,270,893
Southern, 4.950%	809,444	17,929,185
Southern, 4.200%	591,272	11,760,400
Spire, 5.900%	203,346	4,829,468
Tennessee Valley Authority, 2.216%, H15T30Y + 0.840% (A)	169,627	3,708,046
Tennessee Valley Authority, 2.134%, H15T30Y + 0.940% (A)	198,792	4,506,615
		232,454,432
TOTAL UNITED STATES		2,279,419,877
TOTAL PREFERRED STOCK (Cost $2,541,354,312)		2,346,374,630

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 0.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.240% (Cost $11,285,292)	11,285,292	$11,285,292

	Face Amount
REPURCHASE AGREEMENT(D) — 1.3%
BNP Paribas 5.260%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $29,472,735 (collateralized by U.S. Treasury Obligations, ranging in par value $664,492 - $4,332,327, 3.750%, 12/31/2030, with a total market value of $30,061,057) (Cost $29,459,822)	$29,459,822	29,459,822
TOTAL INVESTMENTS — 101.8% (Cost $2,582,099,426)		$2,387,119,744

Percentages are based on Net Assets of $2,345,798,429.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate presented is the rate in effect as of May 31, 2024. Rates are based on published reference rates and spreads and/or are adjusted periodically based on prevailing interest rates.
(B)	This security or a partial position of this security is on loan at May 31, 2024. The total market value of securities on loan at May 31, 2024 was $39,877,332.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2024.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $40,745,114. The total value of non-cash collateral held from securities on loan as of May 31, 2024 was $—.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,346,374,630	$—	$—	$2,346,374,630
Short-Term Investment	11,285,292	—	—	11,285,292
Repurchase Agreement	—	29,459,822	—	29,459,822
Total Investments in Securities	$2,357,659,922	$29,459,822	$—	$2,387,119,744

Amounts designated as “—”are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X S&P 500® Quality Dividend ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
Communication Services — 4.5%
Comcast, Cl A	9,333	$373,600
Interpublic Group	12,552	393,757
Omnicom Group	4,794	445,650
		1,213,007
Consumer Discretionary — 10.7%
Best Buy	5,295	449,122
eBay	9,487	514,385
Garmin	3,168	519,077
LKQ	8,643	371,908
Ralph Lauren, Cl A	2,975	555,968
Tapestry	11,701	508,877
		2,919,337
Consumer Staples — 22.1%
Archer-Daniels-Midland	5,315	331,869
Bunge Global	3,745	402,925
Campbell Soup	9,147	405,944
Coca-Cola	6,692	421,128
General Mills	6,002	412,637
Hershey	2,115	418,410
Hormel Foods	12,526	388,055
Kellanova	7,315	441,387

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kenvue	19,023	$367,144
Kimberly-Clark	3,281	437,357
Kraft Heinz	10,907	385,781
Molson Coors Beverage, Cl B	6,295	345,029
PepsiCo	2,374	410,465
Procter & Gamble	2,712	446,232
Sysco	5,325	387,766
		6,002,129
Energy — 9.7%
APA	11,470	350,179
Chevron	2,742	445,027
Coterra Energy	15,868	452,556
EOG Resources	3,293	410,143
Exxon Mobil	3,936	461,535
Valero Energy	3,222	506,305
		2,625,745
Financials — 9.9%
Aflac	4,750	426,882
BlackRock, Cl A	528	407,632
Cincinnati Financial	3,822	449,391
Hartford Financial Services Group	5,014	518,698
Principal Financial Group	5,276	432,843
T Rowe Price Group	3,990	470,142
		2,705,588
Health Care — 11.1%
AbbVie	2,645	426,480
Baxter International	10,863	370,320
Bristol-Myers Squibb	7,781	319,721
CVS Health	5,270	314,092
Gilead Sciences	4,976	319,808
Johnson & Johnson	2,550	374,008
Merck	3,780	474,541
Viatris	39,939	423,353
		3,022,323
Industrials — 16.7%
Automatic Data Processing	1,715	420,038
CH Robinson Worldwide	4,630	399,893
Emerson Electric	4,386	491,934
Illinois Tool Works	1,571	381,360

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Johnson Controls International	7,011	$504,161
L3Harris Technologies	2,000	449,660
Lockheed Martin	882	414,840
Paychex	3,166	380,427
Robert Half	4,727	303,615
Snap-On	1,409	384,460
Union Pacific	1,710	398,122
		4,528,510
Information Technology — 7.1%
Cisco Systems	8,119	377,534
Hewlett Packard Enterprise	24,353	429,831
NetApp	4,394	529,169
QUALCOMM	2,969	605,824
		1,942,358
Materials — 5.1%
Eastman Chemical	4,628	468,955
International Flavors & Fragrances	5,114	491,864
LyondellBasell Industries, Cl A	4,242	421,740
		1,382,559
Real Estate — 1.4%
Public Storage ‡	1,428	391,029
Utilities — 1.5%
Consolidated Edison	4,286	405,241
TOTAL COMMON STOCK (Cost $27,339,304)		27,137,826
TOTAL INVESTMENTS — 99.8% (Cost $27,339,304)		$27,137,826

Percentages are based on Net Assets of $27,195,696.

‡	Real Estate Investment Trust

As of May 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Factor ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 7.6%
AT&T	261,392	$4,762,562
Comcast, Cl A	32,520	1,301,775
Electronic Arts	24,078	3,199,485
Liberty Broadband, Cl C *	26,252	1,419,971
T-Mobile US	23,804	4,164,748
Verizon Communications	125,664	5,171,074
		20,019,615
Consumer Discretionary — 6.6%
Asbury Automotive Group *	6,004	1,411,360
Best Buy	16,687	1,415,391
Darden Restaurants	1,349	202,876
Ford Motor	105,705	1,282,202
Gap	59,660	1,727,754
Garmin	1,481	242,662
General Motors	29,963	1,348,035
KB Home	20,787	1,467,562
Lithia Motors, Cl A	4,877	1,234,564
Macy’s	66,532	1,296,043
McDonald’s	12,636	3,271,334

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
O’Reilly Automotive *	184	$177,240
Signet Jewelers	13,115	1,435,961
TJX	2,048	211,149
Yum! Brands	5,729	787,337
		17,511,470
Consumer Staples — 9.6%
Albertsons, Cl A	186,112	3,841,352
Altria Group	35,922	1,661,392
Archer-Daniels-Midland	21,067	1,315,423
Bunge Global	12,079	1,299,580
Casey’s General Stores	815	270,401
Church & Dwight	3,253	348,104
Coca-Cola	46,090	2,900,444
Conagra Brands	42,225	1,261,683
Costco Wholesale	376	304,519
Kimberly-Clark	1,616	215,413
Kraft Heinz	34,484	1,219,699
Kroger	5,979	313,120
Molson Coors Beverage, Cl B	19,889	1,090,116
Mondelez International, Cl A	2,734	187,361
PepsiCo	15,158	2,620,818
Procter & Gamble	14,265	2,347,163
Walmart	63,773	4,193,712
		25,390,300
Energy — 7.2%
Antero Midstream	93,233	1,365,864
Baker Hughes, Cl A	39,508	1,322,728
Chesapeake Energy	14,600	1,327,578
Chevron	1,323	214,723
Chord Energy	7,057	1,308,438
Civitas Resources	17,443	1,283,107
DT Midstream	23,441	1,572,422
Equitrans Midstream	103,148	1,472,954
Exxon Mobil	1,943	227,836
Helmerich & Payne	30,479	1,160,031
Kinder Morgan	82,407	1,606,112
NOV	68,492	1,289,019

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
ONEOK	16,390	$1,327,590
Patterson-UTI Energy	112,705	1,242,009
Phillips 66	4,568	649,159
Williams	38,851	1,612,705
		18,982,275
Financials — 26.5%
Aflac	2,846	255,770
AGNC Investment ‡	140,770	1,349,984
Ally Financial	35,086	1,367,301
Arthur J Gallagher	15,372	3,894,189
Bank OZK	30,266	1,267,540
Berkshire Hathaway, Cl B *	9,609	3,981,970
Cadence Bank	47,536	1,357,153
Capital One Financial	9,250	1,273,077
Cboe Global Markets	12,924	2,235,723
Citigroup	21,875	1,363,031
Citizens Financial Group	38,317	1,352,207
CME Group, Cl A	17,309	3,513,381
Columbia Banking System	72,370	1,395,294
Comerica	25,556	1,309,489
Corebridge Financial	47,981	1,399,606
FactSet Research Systems	466	188,385
Fifth Third Bancorp	37,311	1,396,178
First Horizon	89,817	1,422,701
FNB	99,417	1,368,972
Hartford Financial Services Group	1,915	198,107
Huntington Bancshares	96,771	1,347,052
Intercontinental Exchange	1,546	207,009
Jackson Financial, Cl A	19,906	1,513,055
KeyCorp	88,186	1,267,233
Loews	2,512	192,922
M&T Bank	9,158	1,388,353
Marsh & McLennan	19,041	3,952,531
Mastercard, Cl A	426	190,452
MGIC Investment	65,662	1,378,902
Old National Bancorp	81,949	1,400,508
Old Republic International	7,545	239,780
OneMain Holdings, Cl A	26,947	1,323,637

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
PNC Financial Services Group	8,592	$1,352,295
Progressive	2,124	448,546
Prosperity Bancshares	21,420	1,334,466
Radian Group	43,386	1,355,379
Regions Financial	67,476	1,305,661
Rithm Capital ‡	120,978	1,356,163
Starwood Property Trust ‡	66,942	1,301,352
Synchrony Financial	32,061	1,404,272
Tradeweb Markets, Cl A	3,058	333,353
Travelers	1,184	255,389
United Bankshares	38,495	1,248,778
Unum Group	25,360	1,365,890
US Bancorp	32,028	1,298,735
Visa, Cl A	13,911	3,790,191
W R Berkley	3,219	260,835
Webster Financial	27,855	1,231,748
Wells Fargo	22,141	1,326,689
Western Alliance Bancorp	22,814	1,437,966
Zions Bancorp	32,155	1,388,774
		70,087,974
Health Care — 11.1%
AbbVie	2,301	371,013
Amgen	2,680	819,678
Becton Dickinson	907	210,397
Boston Scientific *	2,696	203,737
Bristol-Myers Squibb	30,431	1,250,410
Cardinal Health	2,382	236,461
Cencora	15,938	3,611,073
Chemed	2,591	1,436,373
CVS Health	18,415	1,097,534
Eli Lilly	599	491,384
Gilead Sciences	24,129	1,550,771
Johnson & Johnson	26,329	3,861,674
McKesson	2,037	1,160,255
Medtronic PLC	15,990	1,301,106
Merck	30,397	3,816,039
Organon	71,408	1,523,133
Perrigo PLC	42,362	1,166,226

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pfizer	49,790	$1,426,981
QIAGEN	4,694	203,062
Quest Diagnostics	4,575	649,513
Regeneron Pharmaceuticals *	216	211,715
Royalty Pharma, Cl A	45,835	1,256,337
UnitedHealth Group	396	196,166
Vertex Pharmaceuticals *	436	198,528
Viatris	114,644	1,215,226
		29,464,792
Industrials — 10.9%
AGCO	10,895	1,169,360
Air Lease, Cl A	26,208	1,248,549
AMETEK	8,572	1,453,640
Automatic Data Processing	802	196,426
Boise Cascade	9,179	1,260,185
Broadridge Financial Solutions	10,454	2,098,849
CACI International, Cl A *	1,102	467,777
EMCOR Group	1,167	453,566
General Dynamics	13,388	4,013,321
Honeywell International	960	194,102
Huntington Ingalls Industries	896	226,778
Leidos Holdings	1,755	258,073
Lockheed Martin	8,382	3,942,390
ManpowerGroup	18,053	1,347,115
Northrop Grumman	471	212,313
PACCAR	1,560	167,700
Republic Services, Cl A	20,110	3,724,171
RTX	2,463	265,536
Science Applications International	2,235	300,943
Snap-On	1,191	324,976
United Airlines Holdings *	26,100	1,383,039
Verisk Analytics, Cl A	834	210,818
Waste Management	18,443	3,886,493
		28,806,120
Information Technology — 13.1%
Akamai Technologies *	1,917	176,824
Amdocs	41,537	3,281,423

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Apple	1,174	$225,701
Arrow Electronics *	10,441	1,371,008
Avnet	27,507	1,501,882
Cisco Systems	69,533	3,233,284
Corning	41,075	1,530,455
Dolby Laboratories, Cl A	2,365	191,589
Gen Digital	62,884	1,561,410
Hewlett Packard Enterprise	75,450	1,331,693
HP	45,678	1,667,247
Insight Enterprises *	14,562	2,846,871
Intel	35,421	1,092,738
International Business Machines	27,758	4,631,422
Motorola Solutions	498	181,725
Roper Technologies	7,027	3,743,705
TD SYNNEX	11,080	1,449,707
Texas Instruments	7,649	1,491,631
VeriSign *	17,243	3,005,800
		34,516,115
Materials — 6.3%
Albemarle	11,131	1,364,549
AptarGroup	1,465	216,366
Celanese, Cl A	8,175	1,242,927
Commercial Metals	22,769	1,282,350
Eastman Chemical	13,259	1,343,534
FMC	22,562	1,375,154
International Paper	36,302	1,636,857
Linde PLC	8,496	3,700,178
LyondellBasell Industries, Cl A	12,755	1,268,102
Mosaic	41,754	1,291,451
NewMarket	298	159,451
Packaging Corp of America	1,037	190,279
Sonoco Products	3,677	225,658
United States Steel	32,313	1,239,204
		16,536,060
Real Estate — 0.5%
Kilroy Realty ‡	39,047	1,309,246

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.4%
Consolidated Edison	2,805	$265,213
Duke Energy	2,682	277,775
Pinnacle West Capital	2,862	225,697
Southern	3,688	295,556
		1,064,241
TOTAL UNITED STATES		263,688,208
TOTAL COMMON STOCK (Cost $252,833,908)		263,688,208
TOTAL INVESTMENTS — 99.8% (Cost $252,833,908)		$263,688,208

Percentages are based on Net Assets of $264,176,246.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of May 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Variable Rate Preferred ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
PREFERRED STOCK — 100.0%
BERMUDA—0.8%
Financials — 0.8%
SiriusPoint, 8.000%, H15T5Y + 7.298% (A)	82,636	$2,080,774
TOTAL BERMUDA		2,080,774
UNITED STATES— 99.2%
Consumer Staples — 1.8%
CHS, Ser 2, 7.100%, US0003M + 4.298% (A)	172,007	4,546,145
Energy — 5.8%
NGL Energy Partners, 12.813%, TSFR3M + 7.475% (A)	126,228	3,092,586
NuStar Energy, 12.471%, US0003M + 6.880% (A)	65,450	1,635,596
NuStar Energy, 12.357%, TSFR3M + 7.028% (A)	84,217	2,104,583
NuStar Energy, 11.234%, TSFR3M + 5.905% (A)	145,688	3,640,743
NuStar Logistics, 12.324%, TSFR3M + 6.996% (A)	155,105	3,945,871
		14,419,379
Financials — 87.5%
AGNC Investment, 10.701%, TSFR3M + 5.373% ‡ (A)	137,742	3,581,292
AGNC Investment, 7.750%, H15T5Y + 4.390% ‡ (A)	62,967	1,526,950
Allstate, 8.755%, TSFR3M + 3.427% (A)	210,582	5,479,344
Annaly Capital Management, 10.557%, TSFR3M + 5.255% ‡ (A)	288,050	7,440,331
Annaly Capital Management, 9.736%, TSFR3M + 4.434% ‡ (A)	171,966	4,433,283

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	247,356	$6,554,934
Arbor Realty Trust, 6.250%, TSFR3M + 5.440% ‡ (A)	110,359	2,251,324
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	122,581	2,756,847
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	206,014	5,387,266
Athene Holding, 6.375%, H15T5Y + 5.970% (A)	244,657	6,116,425
Athene Holding, 6.350%, US0003M + 4.253% (A)	357,403	8,659,875
Banc of California, 7.750%, H15T5Y + 4.820% (A)	208,950	4,878,983
Bank of America, 6.450%, + 0.000%	430,309	10,929,849
Bank of America, 6.348%, TSFR3M + 1.012% (A)	85,103	1,950,561
Bank of America, 6.248%, TSFR3M + 0.912% (A)	122,375	2,704,488
Bank of America, 6.087%, TSFR3M + 0.762% (A)	170,837	3,819,915
Bank of America, 5.934%, TSFR3M + 0.612% (A)	125,954	3,060,682
Chimera Investment, 11.355%, TSFR3M + 6.053% ‡ (A)	133,627	3,351,365
Chimera Investment, 10.901%, TSFR3M + 5.600% ‡ (A)	80,238	2,003,543
Chimera Investment, 7.750%, US0003M + 4.743% ‡ (A)	108,347	2,475,729
Enstar Group, 7.000%, US0003M + 4.015% (A)	168,665	4,235,178
Fifth Third Bancorp, 9.302%, TSFR3M + 3.972% (A)	190,586	4,884,719
Goldman Sachs Group, 6.337%, TSFR3M + 1.012% (A)	310,385	7,294,048
Goldman Sachs Group, 6.257%, TSFR3M + 0.932% (A)	547,107	12,802,304
Granite Point Mortgage Trust, 7.000%, SOFRRATE + 5.830% ‡ (A)	85,115	1,386,523

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	137,163	$3,472,967
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	223,384	5,964,353
Kemper, 5.875%, H15T5Y + 4.140% (A)	62,078	1,398,617
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	245,222	5,554,278
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	203,696	4,919,258
M&T Bank, 5.625%, US0003M + 4.020% (A)	103,988	2,484,273
MetLife, 6.591%, TSFR3M + 1.262% (A)	248,220	6,128,552
Morgan Stanley, 6.290%, TSFR3M + 0.962% (A)	468,146	10,800,128
New York Community Bancorp, 6.375%, US0003M + 3.821% (A)	215,225	3,831,005
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	200,867	4,609,898
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	287,416	7,504,432
Reinsurance Group of America, 5.750%, US0003M + 4.040% (A)	159,679	3,977,604
Rithm Capital, 7.000%, H15T5Y + 6.223% ‡ (A)	195,993	4,576,437
SLM, 7.291%, TSFR3M + 1.962% (A)	25,677	1,975,845
Synovus Financial, 8.952%, TSFR3M + 3.614% (A)	83,672	2,153,717
Two Harbors Investment, 7.625%, US0003M + 5.352% ‡ (A)	105,862	2,477,171
US Bancorp, 6.610%, TSFR3M + 1.282% (A)	6,145	5,251,824
US Bancorp, 6.190%, TSFR3M + 0.862% (A)	414,957	8,913,276
Valley National Bancorp, 9.142%, US0003M + 3.578% (A)	41,531	1,009,203
Valley National Bancorp, 6.250%, US0003M + 3.850% (A)	47,703	1,082,381
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	126,044	3,113,287
Western Alliance Bancorp, 4.250%, H15T5Y + 3.452% (A)	124,005	2,286,652
Wintrust Financial, 6.875%, H15T5Y + 6.507% (A)	120,461	3,004,297
Zions Bancorporation, 9.831%, US0003M + 4.240% (A)	57,313	1,453,458
		217,908,671

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Industrials — 3.4%
Air Lease, 9.241%, TSFR3M + 3.912% (A)	100,260	$2,525,549
WESCO International, 10.625%, H15T5Y + 10.325% (A)	221,947	5,912,668
		8,438,217
Utilities — 0.7%
Tennessee Valley Authority, 2.216%, H15T30Y + 0.840% (A)	83,037	1,815,189
TOTAL UNITED STATES		247,127,601
TOTAL PREFERRED STOCK (Cost $244,469,541)		249,208,375
TOTAL INVESTMENTS — 100.0% (Cost $244,469,541)		$249,208,375

Percentages are based on Net Assets of $249,126,808.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

As of May 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 0.2%
Consumer Discretionary — 0.2%
MercadoLibre *	123	$212,246

CHINA — 0.0%
Consumer Discretionary — 0.0%
Yum China Holdings	1,092	39,050

ISRAEL — 0.0%
Consumer Discretionary — 0.0%
Mobileye Global, Cl A *	344	8,827

MEXICO — 0.0%
Materials — 0.0%
Southern Copper	240	28,471

SOUTH KOREA — 0.1%
Consumer Discretionary — 0.1%
Coupang, Cl A *	2,978	67,720

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 99.5%
Communication Services — 9.5%
Alphabet, Cl A *	16,277	$2,807,783
Alphabet, Cl C *	13,555	2,358,028
AT&T	19,499	355,272
Charter Communications, Cl A *	278	79,819
Comcast, Cl A	10,860	434,726
Electronic Arts	736	97,800
Endeavor Group Holdings, Cl A	304	8,156
Fox, Cl A	907	31,228
Fox, Cl B	476	15,203
Live Nation Entertainment *	501	46,964
Meta Platforms, Cl A	6,047	2,822,921
Netflix *	1,180	757,112
Omnicom Group	621	57,728
Pinterest, Cl A *	1,564	64,890
ROBLOX, Cl A *	1,258	42,294
Sirius XM Holdings	2,167	6,111
Snap, Cl A *	3,444	51,729
Spotify Technology *	368	109,215
Take-Two Interactive Software *	448	71,841
T-Mobile US	1,419	248,268
Trade Desk, Cl A *	1,194	110,779
Verizon Communications	11,487	472,690
Walt Disney	4,995	519,031
Warner Bros Discovery *	6,039	49,761
Warner Music Group, Cl A	461	13,729
		11,633,078
Consumer Discretionary — 9.5%
Airbnb, Cl A *	1,166	168,988
Amazon.com *	24,715	4,360,715
Aptiv PLC *	762	63,444
AutoZone *	45	124,647
Best Buy	619	52,504
Booking Holdings	92	347,424
Carnival *	2,678	40,384
Chipotle Mexican Grill, Cl A *	75	234,714
Darden Restaurants	330	49,629
Deckers Outdoor *	64	70,011

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
DoorDash, Cl A *	827	$91,061
DR Horton	809	119,570
DraftKings, Cl A *	1,184	41,594
eBay	1,459	79,107
Expedia Group *	360	40,630
Ford Motor	10,692	129,694
Garmin	408	66,851
General Motors	3,158	142,078
Genuine Parts	372	53,620
Hilton Worldwide Holdings	690	138,414
Home Depot	2,733	915,200
Las Vegas Sands	999	44,985
Lennar, Cl A	678	108,717
Lennar, Cl B	45	6,582
Lowe’s	1,590	351,851
Lululemon Athletica *	308	96,093
Marriott International, Cl A	713	164,824
McDonald’s	1,981	512,861
MGM Resorts International *	722	29,003
NIKE, Cl B	3,330	316,516
NVR *	8	61,446
O’Reilly Automotive *	159	153,158
Pool	92	33,447
PulteGroup	602	70,627
Ross Stores	896	125,225
Royal Caribbean Cruises *	610	90,085
Starbucks	3,061	245,553
Tesla *	7,506	1,336,668
TJX	3,122	321,878
Tractor Supply	303	86,443
Ulta Beauty *	121	47,806
Williams-Sonoma	162	47,502
Yum! Brands	760	104,447
		11,685,996
Consumer Staples — 5.9%
Albertsons, Cl A	1,456	30,052
Altria Group	4,863	224,914
Archer-Daniels-Midland	1,450	90,538

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Brown-Forman, Cl A	126	$5,771
Brown-Forman, Cl B	819	37,559
Bunge Global	387	41,637
Campbell Soup	616	27,338
Celsius Holdings *	413	33,032
Church & Dwight	668	71,483
Clorox	337	44,336
Coca-Cola	10,630	668,946
Colgate-Palmolive	2,258	209,904
Conagra Brands	1,610	48,107
Constellation Brands, Cl A	423	105,847
Costco Wholesale	1,214	983,206
Dollar General	604	82,694
Dollar Tree *	578	68,175
Estee Lauder, Cl A	594	73,276
General Mills	1,538	105,737
Hershey	397	78,539
Hormel Foods	1,000	30,980
J M Smucker	285	31,817
Kellanova	701	42,298
Kenvue	4,721	91,115
Keurig Dr Pepper	2,467	84,495
Kimberly-Clark	901	120,103
Kraft Heinz	2,146	75,904
Kroger	1,921	100,603
McCormick	683	49,326
Mondelez International, Cl A	3,707	254,041
Monster Beverage *	1,379	71,598
PepsiCo	3,758	649,758
Philip Morris International	4,223	428,128
Procter & Gamble	6,428	1,057,663
Sysco	1,386	100,929
Target	1,245	194,419
Tyson Foods, Cl A	757	43,338
Walgreens Boots Alliance	1,917	31,094
Walmart	11,615	763,802
		7,252,502

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Energy — 3.9%
Baker Hughes, Cl A	2,735	$91,568
Cheniere Energy	661	104,299
Chevron	4,708	764,108
ConocoPhillips	3,306	385,083
Coterra Energy	2,001	57,069
Devon Energy	1,745	85,645
Diamondback Energy	461	91,859
EOG Resources	1,582	197,038
EQT	1,104	45,363
Exxon Mobil	12,478	1,463,170
Halliburton	2,455	90,098
Hess	753	116,037
Kinder Morgan	5,312	103,531
Marathon Oil	1,565	45,322
Marathon Petroleum	1,041	183,851
Occidental Petroleum	1,895	118,438
ONEOK	1,573	127,413
Phillips 66	1,204	171,100
Schlumberger	3,866	177,411
Targa Resources	607	71,766
Valero Energy	918	144,255
Williams	3,312	137,481
		4,771,905
Financials — 12.9%
Aflac	1,461	131,300
Allstate	714	119,609
American Express	1,604	384,960
American International Group	1,929	152,044
Ameriprise Financial	286	124,870
Aon PLC, Cl A	536	150,959
Apollo Global Management	1,102	128,008
Arch Capital Group *	981	100,680
Ares Management, Cl A	451	63,217
Arthur J Gallagher	590	149,465
Bank of America	18,934	757,171
Bank of New York Mellon	2,065	123,095
Berkshire Hathaway, Cl B *	3,529	1,462,418
BlackRock, Cl A	402	310,356

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Blackstone	1,911	$230,275
Block, Cl A *	1,496	95,864
Blue Owl Capital, Cl A	1,230	22,128
Brown & Brown	649	58,092
Capital One Financial	1,034	142,309
Cboe Global Markets	291	50,340
Charles Schwab	3,775	276,632
Chubb	1,125	304,673
Cincinnati Financial	413	48,561
Citigroup	5,164	321,769
Citizens Financial Group	1,240	43,760
CME Group, Cl A	989	200,747
Coinbase Global, Cl A *	470	106,182
Corpay *	204	54,605
Discover Financial Services	681	83,531
Erie Indemnity, Cl A	68	24,645
Everest Group	81	31,665
Eversource Energy	955	56,565
FactSet Research Systems	92	37,192
Fidelity National Information Services	1,610	122,167
Fifth Third Bancorp	1,840	68,853
First Citizens BancShares, Cl A	32	54,350
Fiserv *	1,641	245,756
Franklin Resources	995	23,482
Global Payments	711	72,415
Goldman Sachs Group	891	406,759
Hartford Financial Services Group	820	84,829
Huntington Bancshares	3,899	54,274
Interactive Brokers Group, Cl A	280	35,202
Intercontinental Exchange	1,539	206,072
JPMorgan Chase	7,962	1,613,340
KKR	1,826	187,786
Loews	593	45,542
LPL Financial Holdings	218	62,394
M&T Bank	441	66,856
Markel Group *	32	52,531
Marsh & McLennan	1,359	282,101
Mastercard, Cl A	2,287	1,022,449
MetLife	1,716	124,187

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Moody’s	427	$169,515
Morgan Stanley	3,505	342,929
MSCI, Cl A	224	110,920
Nasdaq	925	54,603
Northern Trust	563	47,427
PayPal Holdings *	2,989	188,277
PNC Financial Services Group	1,087	171,083
Principal Financial Group	663	54,393
Progressive	1,585	334,720
Prudential Financial	1,002	120,591
Raymond James Financial	499	61,252
Regions Financial	2,534	49,033
Rocket, Cl A *	136	1,890
S&P Global	865	369,796
State Street	826	62,437
Synchrony Financial	1,121	49,100
T Rowe Price Group	610	71,876
Tradeweb Markets, Cl A	311	33,902
Travelers	636	137,185
Truist Financial	3,625	136,844
US Bancorp	4,035	163,619
Visa, Cl A	4,331	1,180,024
W R Berkley	532	43,108
Wells Fargo	9,947	596,024
Willis Towers Watson PLC	288	73,524
		15,803,104
Health Care — 11.8%
Abbott Laboratories	4,736	483,972
AbbVie	4,824	777,822
Agilent Technologies	797	103,937
Align Technology *	208	53,500
Alnylam Pharmaceuticals *	339	50,318
Amgen	1,457	445,623
Avantor *	1,765	42,501
Baxter International	1,374	46,840
Becton Dickinson	786	182,328
Biogen *	389	87,502
BioMarin Pharmaceutical *	595	44,667

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Boston Scientific *	3,989	$301,449
Bristol-Myers Squibb	5,553	228,173
Cardinal Health	685	68,000
Cencora	451	102,183
Centene *	1,453	104,020
Cigna Group	798	275,007
Cooper	493	46,495
CVS Health	3,483	207,587
Danaher	1,805	463,524
Dexcom *	1,056	125,421
Edwards Lifesciences *	1,626	141,283
Elevance Health	653	351,627
Eli Lilly	2,322	1,904,829
GE HealthCare Technologies	999	77,922
Gilead Sciences	3,395	218,197
HCA Healthcare	521	177,010
Hologic *	652	48,105
Humana	342	122,477
IDEXX Laboratories *	236	117,280
Illumina *	423	44,110
Incyte *	602	34,790
Intuitive Surgical *	964	387,644
IQVIA Holdings *	483	105,820
Johnson & Johnson	6,590	966,555
Labcorp Holdings	241	46,973
McKesson	369	210,179
Medtronic PLC	3,639	296,105
Merck	6,944	871,750
Mettler-Toledo International *	58	81,437
Moderna *	888	126,584
Molina Healthcare *	139	43,727
Pfizer	15,405	441,507
Quest Diagnostics	306	43,443
Regeneron Pharmaceuticals *	289	283,266
ResMed	392	80,881
Revvity	339	37,039
Royalty Pharma, Cl A	1,016	27,849
STERIS PLC	275	61,292
Stryker	854	291,291

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Thermo Fisher Scientific	1,058	$600,923
UnitedHealth Group	2,541	1,258,735
Veeva Systems, Cl A *	397	69,177
Vertex Pharmaceuticals *	706	321,470
Viatris	3,231	34,249
Waters *	146	45,099
West Pharmaceutical Services	214	70,922
Zimmer Biomet Holdings	580	66,787
Zoetis, Cl A	1,249	211,780
		14,560,983
Industrials — 8.4%
3M	1,497	149,910
AMETEK	635	107,683
Automatic Data Processing	1,127	276,025
Axon Enterprise *	202	56,897
Boeing *	1,519	269,790
Booz Allen Hamilton Holding, Cl A	349	53,121
Broadridge Financial Solutions	322	64,648
Builders FirstSource *	335	53,865
Carlisle	120	50,195
Carrier Global	2,267	143,252
Caterpillar	1,413	478,329
Cintas	246	166,781
Copart *	2,301	122,091
CSX	5,454	184,073
Cummins	386	108,748
Deere	703	263,456
Delta Air Lines	1,755	89,540
Dover	377	69,300
Eaton PLC	1,085	361,142
Emerson Electric	1,555	174,409
Equifax	334	77,284
Expeditors International of Washington	395	47,756
Fastenal	1,546	102,005
FedEx	637	161,773
Ferguson	514	105,750
Fortive	971	72,281
General Dynamics	625	187,356

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
General Electric	2,961	$488,980
HEICO	104	23,064
HEICO, Cl A	214	37,591
Honeywell International	1,820	367,986
Howmet Aerospace	1,109	93,877
Hubbell, Cl B	133	51,722
IDEX	217	45,275
Illinois Tool Works	820	199,055
Ingersoll Rand	1,099	102,262
Jacobs Solutions	341	47,515
JB Hunt Transport Services	234	37,616
Johnson Controls International	1,853	133,249
L3Harris Technologies	502	112,865
Lennox International	77	38,700
Lockheed Martin	682	320,772
Nordson	124	29,105
Norfolk Southern	629	141,399
Northrop Grumman	410	184,816
Old Dominion Freight Line	521	91,305
Otis Worldwide	1,123	111,402
PACCAR	1,414	152,005
Parker-Hannifin	350	186,032
Paychex	865	103,938
Quanta Services	391	107,893
Republic Services, Cl A	576	106,669
Rockwell Automation	316	81,379
Rollins	794	36,278
RTX	3,643	392,752
Southwest Airlines	1,594	42,783
SS&C Technologies Holdings	598	37,106
Stanley Black & Decker	514	44,805
Trane Technologies PLC	630	206,300
TransDigm Group	137	184,023
TransUnion	507	36,463
Uber Technologies *	5,491	354,499
Union Pacific	1,649	383,920
United Airlines Holdings *	1,087	57,600
United Parcel Service, Cl B	1,969	273,553
United Rentals	189	126,518

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Veralto	606	$59,739
Verisk Analytics, Cl A	390	98,584
Vertiv Holdings, Cl A	948	92,970
Waste Management	1,108	233,489
Westinghouse Air Brake Technologies	473	80,046
WW Grainger	101	93,067
Xylem	653	92,086
		10,320,513
Information Technology — 31.0%
Accenture PLC, Cl A	1,744	492,314
Adobe *	1,233	548,389
Advanced Micro Devices *	4,377	730,521
Akamai Technologies *	400	36,896
Amdocs	314	24,806
Amphenol, Cl A	1,609	212,983
Analog Devices	1,385	324,769
ANSYS *	246	78,093
Apple	40,640	7,813,040
Applied Materials	2,291	492,748
AppLovin, Cl A *	495	40,333
Arista Networks *	652	194,068
Aspen Technology *	70	14,745
Atlassian, Cl A *	416	65,254
Autodesk *	595	119,952
Bentley Systems, Cl B	768	38,584
Broadcom	1,260	1,673,973
Cadence Design Systems *	737	211,010
CDW	366	81,845
Cisco Systems	11,137	517,870
Cloudflare, Cl A *	779	52,731
Cognizant Technology Solutions, Cl A	1,388	91,816
Corning	2,095	78,060
Crowdstrike Holdings, Cl A *	615	192,907
Datadog, Cl A *	775	85,389
Dell Technologies, Cl C	813	113,462
Enphase Energy *	359	45,916
Entegris	400	50,540
EPAM Systems *	136	24,198

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fair Isaac *	67	$86,425
First Solar *	280	76,093
Fortinet *	1,843	109,327
Gartner *	221	92,747
GLOBALFOUNDRIES *	316	15,484
Hewlett Packard Enterprise	3,470	61,246
HP	2,666	97,309
HubSpot *	133	81,270
Intel	11,390	351,382
International Business Machines	2,489	415,290
Intuit	744	428,871
Jabil	339	40,307
Keysight Technologies *	473	65,501
KLA	374	284,064
Lam Research	366	341,273
Marvell Technology	2,326	160,052
Microchip Technology	1,458	141,761
Micron Technology	2,985	373,125
Microsoft	20,118	8,351,585
MicroStrategy, Cl A *	40	60,980
MongoDB, Cl A *	204	48,156
Monolithic Power Systems	130	95,632
Motorola Solutions	449	163,845
NetApp	569	68,525
NVIDIA	6,513	7,140,397
Okta, Cl A *	402	35,649
ON Semiconductor *	1,165	85,092
Oracle	4,233	496,065
Palantir Technologies, Cl A *	5,407	117,224
Palo Alto Networks *	875	258,046
PTC *	321	56,573
QUALCOMM	3,043	620,924
Roper Technologies	296	157,697
Salesforce	2,573	603,214
Samsara, Cl A *	530	17,983
Seagate Technology Holdings	614	57,249
ServiceNow *	548	359,998
Skyworks Solutions	424	39,288
Snowflake, Cl A *	864	117,660

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Super Micro Computer *	134	$105,124
Synopsys *	409	229,367
TE Connectivity	847	126,796
Teledyne Technologies *	112	44,458
Teradyne	413	58,208
Texas Instruments	2,479	483,430
Trimble *	670	37,306
Tyler Technologies *	100	48,036
VeriSign *	254	44,277
Western Digital *	854	64,298
Workday, Cl A *	579	122,430
Zebra Technologies, Cl A *	133	41,541
Zoom Video Communications, Cl A *	690	42,325
Zscaler *	247	41,980
		38,110,097
Materials — 2.3%
Air Products & Chemicals	608	162,154
Albemarle	319	39,106
Amcor PLC	3,901	39,673
Avery Dennison	227	51,663
Ball	840	58,321
Celanese, Cl A	299	45,460
CF Industries Holdings	616	49,114
Corteva	1,926	107,740
CRH	1,879	153,627
Dow	1,917	110,477
DuPont de Nemours	1,137	93,416
Ecolab	692	160,682
Freeport-McMoRan	3,896	205,436
International Flavors & Fragrances	694	66,749
Linde PLC	1,348	587,081
LyondellBasell Industries, Cl A	695	69,097
Martin Marietta Materials	161	92,105
Newmont	3,049	127,875
Nucor	674	113,805
PPG Industries	647	85,022
Reliance	152	45,719
Sherwin-Williams	654	198,685

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Steel Dynamics	412	$55,154
Vulcan Materials	361	92,333
Westlake	82	13,166
		2,823,660
Real Estate — 2.0%
Alexandria Real Estate Equities ‡	417	49,623
American Tower ‡	1,258	246,241
AvalonBay Communities ‡	383	73,796
CBRE Group, Cl A *	832	73,274
CoStar Group *	1,103	86,221
Crown Castle ‡	1,170	119,925
Digital Realty Trust ‡	817	118,743
Equinix ‡	264	201,427
Equity Residential ‡	927	60,283
Essex Property Trust ‡	154	40,008
Extra Space Storage ‡	581	84,111
Healthpeak Properties ‡	1,934	38,487
Invitation Homes ‡	1,541	53,611
Iron Mountain ‡	779	62,857
Mid-America Apartment Communities ‡	317	42,386
ProLogis ‡	2,523	278,766
Public Storage ‡	425	116,378
Realty Income ‡	2,359	125,169
SBA Communications, Cl A ‡	297	58,414
Simon Property Group ‡	870	131,640
Sun Communities ‡	335	39,527
Ventas ‡	1,087	54,633
VICI Properties, Cl A ‡	2,818	80,905
Welltower ‡	1,620	167,945
Weyerhaeuser ‡	1,971	59,189
WP Carey ‡	598	33,727
		2,497,286
Utilities — 2.3%
Alliant Energy	680	35,013
Ameren	710	52,093
American Electric Power	1,435	129,509
American Water Works	514	67,216

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Atmos Energy	397	$46,020
Avangrid	296	10,659
CenterPoint Energy	1,716	52,355
CMS Energy	782	49,211
Consolidated Edison	951	89,917
Constellation Energy	880	191,180
Dominion Energy	2,268	122,291
DTE Energy	557	64,907
Duke Energy	2,110	218,533
Edison International	1,044	80,231
Entergy	584	65,694
Evergy	619	33,835
Exelon	2,691	101,047
FirstEnergy	1,472	59,263
NextEra Energy	5,525	442,111
PG&E	5,594	103,713
PPL	1,982	58,132
Public Service Enterprise Group	1,365	103,412
Sempra	1,724	132,800
Southern	2,967	237,775
Vistra	946	93,730
WEC Energy Group	845	68,470
Xcel Energy	1,494	82,842
		2,791,959
TOTAL UNITED STATES		122,251,083
TOTAL COMMON STOCK (Cost $113,632,723)		122,607,397

EXCHANGE TRADED FUND — 0.1%
Vanguard S&P 500 ETF	300	145,386
TOTAL EXCHANGE TRADED FUND (Cost $140,012)		145,386
TOTAL INVESTMENTS — 99.9% (Cost $113,772,735)		$122,752,783

Percentages are based on Net Assets of $122,890,507.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

‡	Real Estate Investment Trust

As of May 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. 1-3 Month T-Bill ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Face Amount	Value
U.S TREASURY OBLIGATIONS — 101.3%
U.S. Cash Management Bill
5.319%, 07/18/24(A)	$33,310,000	$33,091,077
U.S. Treasury Bills
31.152%, 06/27/24(A)	4,075,000	4,060,712
6.897%, 06/13/24(A)	7,160,000	7,149,528
6.271%, 06/18/24(A)	11,170,000	11,145,480
6.025%, 06/20/24(A)	22,450,000	22,394,184
5.467%, 06/06/24(A)	3,478,000	3,476,479
5.415%, 06/04/24(A)	4,960,000	4,959,277
5.339%, 07/02/24(A)	21,275,000	21,184,810
5.334%, 08/27/24(A)	3,655,000	3,609,866
5.328%, 09/17/24(A)	3,000,000	2,953,802
5.326%, 07/09/24(A)	15,625,000	15,542,676
5.319%, 06/25/24(A)	14,930,000	14,881,933
5.316%, 07/16/24(A)	10,230,000	10,165,559
5.311%, 07/05/24(A)	29,015,000	28,878,968
5.303%, 07/23/24(A)	13,085,000	12,989,128
4.968%, 07/25/24(A)	30,615,000	30,381,510
4.619%, 08/29/24(A)	15,125,000	14,933,467
4.335%, 08/22/24(A)	21,680,000	21,427,789
4.244%, 08/08/24(A)	29,785,000	29,498,593
3.362%, 07/30/24(A)	13,650,000	13,536,129
2.869%, 08/15/24(A)	10,875,000	10,759,447
2.820%, 08/01/24(A)	27,724,000	27,485,231
1.560%, 08/06/24(A)	14,165,000	14,032,667
0.000%, 07/11/24(B)	34,170,000	33,979,920
TOTAL U.S TREASURY OBLIGATIONS (Cost $392,408,353)		392,518,232
TOTAL INVESTMENTS — 101.3% (Cost $392,408,353)		$392,518,232

Percentages are based on Net Assets of $387,595,049.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. 1-3 Month T-Bill ETF

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	There is currently no stated interest rate.

As of May 31, 2024, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 5.6%
AT&T	3,937	$71,732
Nexstar Media Group, Cl A	122	20,214
Omnicom Group	346	32,164
Warner Bros Discovery *	7,861	64,775
		188,885
Consumer Discretionary — 16.1%
Carter’s	127	8,687
Columbia Sportswear	171	14,641
Crocs *	153	23,813
Dick’s Sporting Goods	129	29,366
eBay	890	48,256
Expedia Group *	325	36,679
Gap	1,149	33,275
H&R Block	300	14,892
Leggett & Platt	478	5,545
Lennar, Cl A	426	68,309
Mohawk Industries *	141	17,192
Newell Brands	1,846	14,251
Polaris	140	11,704

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PulteGroup	448	$52,559
Skechers USA, Cl A *	349	24,926
Steven Madden	116	5,156
Tapestry	648	28,182
Thor Industries	171	16,970
Toll Brothers	245	29,802
VF	1,662	22,071
Williams-Sonoma	101	29,615
YETI Holdings *	131	5,337
		541,228
Consumer Staples — 5.6%
Altria Group	1,530	70,762
Bunge Global	538	57,883
Ingredion	151	17,755
Molson Coors Beverage, Cl B	490	26,857
Olaplex Holdings *	2,120	3,774
Reynolds Consumer Products	437	12,428
		189,459
Energy — 20.0%
Cheniere Energy	413	65,167
Chevron	431	69,954
Chord Energy	76	14,091
Coterra Energy	833	23,757
Devon Energy	773	37,939
Diamondback Energy	237	47,225
EOG Resources	541	67,382
Exxon Mobil	604	70,825
HF Sinclair	447	24,688
Marathon Oil	1,059	30,669
Marathon Petroleum	344	60,754
Murphy Oil	205	8,772
Occidental Petroleum	1,071	66,937
Ovintiv	385	19,893
Valero Energy	410	64,427
		672,480

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 13.4%
Bristol-Myers Squibb	1,283	$52,718
Cardinal Health	607	60,257
Cencora	280	63,440
CVS Health	867	51,673
DaVita *	261	38,398
Gilead Sciences	911	58,550
Teladoc Health *	295	3,316
Tenet Healthcare *	390	52,736
United Therapeutics *	76	20,910
Viatris	4,628	49,057
		451,055
Industrials — 9.7%
3M	639	63,990
Acuity Brands	48	12,461
AGCO	118	12,665
Allison Transmission Holdings	205	15,541
Builders FirstSource *	221	35,535
Carlisle	78	32,627
Cummins	238	67,052
MSC Industrial Direct, Cl A	150	12,885
Owens Corning	178	32,230
Robert Half	175	11,240
Snap-On	86	23,466
TriNet Group	87	9,045
		328,737
Information Technology — 14.8%
Amdocs	199	15,721
Cisco Systems	1,372	63,798
Dell Technologies, Cl C	624	87,085
DocuSign, Cl A *	309	16,915
Dropbox, Cl A *	745	16,785
DXC Technology *	988	15,363
Hewlett Packard Enterprise	3,734	65,905
HP	2,207	80,555
IPG Photonics *	49	4,250
NCR Voyix *	1,014	13,365
RingCentral, Cl A *	229	7,832

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Skyworks Solutions	375	$34,748
TD SYNNEX	285	37,289
Teradata *	218	7,109
Zoom Video Communications, Cl A *	524	32,142
		498,862
Materials — 10.6%
Berry Global Group	385	23,054
Cabot	101	10,332
Cleveland-Cliffs *	1,911	33,022
LyondellBasell Industries, Cl A	672	66,810
Mosaic	733	22,672
NewMarket	20	10,701
Nucor	354	59,773
Olin	271	14,569
Reliance	89	26,769
Scotts Miracle-Gro, Cl A	176	12,265
Steel Dynamics	318	42,571
Westlake	208	33,397
		355,935
Real Estate — 0.9%
Apple Hospitality REIT ‡	469	6,773
EPR Properties ‡	252	10,342
Kilroy Realty ‡	406	13,613
		30,728
Utilities — 3.1%
Vistra	1,042	103,241

TOTAL UNITED STATES		3,360,610
TOTAL COMMON STOCK (Cost $3,251,958)		3,360,610
TOTAL INVESTMENTS — 99.8% (Cost $3,251,958)		$3,360,610

Percentages are based on Net Assets of $3,367,598.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

‡	Real Estate Investment Trust

As of May 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Glossary (abbreviations which may be used in preceding Schedule of Investments):

Fund Abbreviations

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

REIT — Real Estate Investment Trust

TSFR3M — Term Secured Overnight Financing Rate 3-Month

Ser — Series

SOFRRATE — Secured Overnight Financing Rate

US0003M — ICE LIBOR USD 3 Month

USD — U.S. Dollar

Statements of Assets and Liabilities

May 31, 2024 (Unaudited)

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF	Global X Alternative Income ETF		Global X Conscious Companies ETF
Assets:
Cost of Investments	$883,391,649	$1,087,729,764	$5,980,135		$531,342,594
Cost of Affiliated Investments	151,746,519	20,344,955	34,863,207		—
Cost of Repurchase Agreement	—	—	4,962,917		—
Cost (Proceeds) of Foreign Currency	—	(23,748)	—		—
Investments, at Value	$1,532,932,627	$1,455,058,590	$7,686,615	*	$639,032,194
Affiliated Investments, at Value	175,729,503	22,068,787	28,175,117		—
Repurchase Agreement, at Value	—	—	4,962,917		—
Cash	375,995	139,937	57,882		968,782
Prepaid Expenses	28,848	—	—		—
Receivable for Investment Securities Sold	—	72,612,710	—		—
Dividend, Interest, and Securities Lending Income Receivable	—	1,814,415	7,030		704,161
Reclaim Receivable	—	637,543	—		7,135
Prepaid Income Taxes	5,576,200	—	—		—
Total Assets	1,714,643,173	1,552,331,982	40,889,561		640,712,272
Liabilities:
Deferred Tax Liability	88,772,086	—	—		—
Obligation to Return Securities Lending Collateral	—	—	6,864,081		—
Current Tax Liability	6,301,120	—	—		—
Payable due to Investment Adviser	624,952	544,634	4,159		232,937
Payable for Investment Securities Purchased	—	73,096,618	—		—
Overdraft of Foreign Currency	—	23,640	—		—
Custodian Fees Payable	476	885	—		—
Franchise Tax Payable	10,703	—	—		—
Total Liabilities	95,709,337	73,665,777	6,868,240		232,937
Net Assets	$1,618,933,836	$1,478,666,205	$34,021,321		$640,479,335
Net Assets Consist of:
Paid-in Capital	$1,505,904,018	$1,310,604,057	$41,797,310		$559,181,833
Total Distributable Earnings (Accumulated Losses)	113,029,818	168,062,148	(7,775,989)		81,297,502
Net Assets	$1,618,933,836	$1,478,666,205	$34,021,321		$640,479,335
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	34,608,637	29,727,506	2,990,000		17,700,000
Net Asset Value, Offering and Redemption Price Per Share	$46.78	$49.74	$11.38		$36.19
* Includes market value of securities on loan.	$—	$—	$6,756,088		$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2024 (Unaudited)

	Global X U.S. Preferred ETF		Global X S&P 500® Quality Dividend ETF	Global X Adaptive U.S. Factor ETF	Global X Variable Rate Preferred ETF
Assets:
Cost of Investments	$2,552,639,604		$27,339,304	$252,833,908	$244,469,541
Cost of Repurchase Agreement	29,459,822		—	—	—
Investments, at Value	$2,357,659,922	*	$27,137,826	$263,688,208	$249,208,375
Repurchase Agreement, at Value	29,459,822		—	—	—
Cash	493,382		11,489	117,919	327,856
Dividend, Interest, and Securities Lending Income Receivable	14,889,080		50,283	427,782	668,334
Reclaim Receivable	30,234		522	3,933	—
Receivable for Capital Shares Sold	—		—	2,397,968	—
Total Assets	2,402,532,440		27,200,120	266,635,810	250,204,565
Liabilities:
Obligation to Return Securities Lending Collateral	40,745,114		—	—	—
Payable for Investment Securities Purchased	15,529,131		—	2,400,553	1,025,441
Payable due to Investment Adviser	459,131		4,424	58,841	52,280
Custodian Fees Payable	635		—	170	36
Total Liabilities	56,734,011		4,424	2,459,564	1,077,757
Net Assets	$2,345,798,429		$27,195,696	$264,176,246	$249,126,808
Net Assets Consist of:
Paid-in Capital	$2,931,145,430		$33,657,380	$249,686,522	$276,120,781
Total Distributable Earnings (Accumulated Losses)	(585,347,001)		(6,461,684)	14,489,724	(26,993,973)
Net Assets	$2,345,798,429		$27,195,696	$264,176,246	$249,126,808
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	118,600,000		810,002	6,610,002	10,480,000
Net Asset Value, Offering and Redemption Price Per Share	$19.78		$33.57	$39.97	$23.77
* Includes market value of securities on loan.	$39,877,322		$—	$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2024 (Unaudited)

	Global X Adaptive U.S. Risk Management ETF	Global X 1-3 Month T-Bill ETF	Global X U.S. Cash Flow Kings 100 ETF
Assets:
Cost of Investments	$113,772,735	$392,408,353	$3,251,958
Investments, at Value	$122,752,783	$392,518,232	$3,360,610
Cash	36,842	78,353	1,729
Dividend, Interest, and Securities Lending Income Receivable	140,400	—	5,848
Reclaim Receivable	377	—	67
Receivable for Investment Securities Sold	—	41,577,906	—
Total Assets	122,930,402	434,174,491	3,368,254
Liabilities:
Payable due to Investment Adviser	39,895	24,232	656
Payable for Investment Securities Purchased	—	46,555,210	—
Total Liabilities	39,895	46,579,442	656
Net Assets	$122,890,507	$387,595,049	$3,367,598
Net Assets Consist of:
Paid-in Capital	$117,913,523	$386,626,945	$2,884,174
Total Distributable Earnings	4,976,984	968,104	483,424
Net Assets	$122,890,507	$387,595,049	$3,367,598
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,740,000	15,430,000	110,000
Net Asset Value, Offering and Redemption Price Per Share	$32.86	$25.12	$30.61

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2024 (Unaudited)

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF	Global X Alternative Income ETF	Global X Conscious Companies ETF
Investment Income:
Distributions from Master Limited Partnerships	$55,393,444	$—	$—	$—
Less: Return of Capital Distributions	(55,393,444)	—	—	—
Dividend Income	2,692,801	12,603,123	(69,213)	4,237,750
Dividend Income, from Affiliated Investments	1,734,189	152,787	632,421	—
Interest Income	67,917	30,853	1,461	20,022
Security Lending Income	—	193,108	13,890	—
Less: Foreign Taxes Withheld	—	(1,002,873)	—	(10,700)
Total Investment Income	4,494,907	11,976,998	578,559	4,247,072
Expenses:
Supervision and Administration Fees(1)	3,428,525	2,470,343	86,692	1,332,516
Custodian Fees(2)	25,691	1,145	32	26
Net Expenses	3,454,216	2,471,488	86,724	1,332,542
Net Investment Income, Before Taxes	1,040,691	9,505,510	491,835	2,914,530
Tax Benefit/(Expense)	(228,681)	—	—	—
Net Investment Income, Net of Taxes	812,010	9,505,510	491,835	2,914,530
Net Realized Gain (Loss) on:
Investments(3)	40,008,084	16,072,316	89,737	24,216,795
Affiliated Investments	(166,729)	45,420	47,311	—
Foreign Currency Transactions	—	(4,159)	—	—
Tax Benefit/(Expense)	(8,754,741)	—	—	—
Capital Gain Distribution from Affiliated Investments	—	76,405	125,808	—
Payment from Adviser(4)	—	—	62,516	—
Net Realized Gain (Loss)	31,086,614	16,189,982	325,372	24,216,795
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	48,180,895	119,117,438	383,697	54,261,535
Affiliated Investments	9,969,960	1,214,849	1,121,877	—
Foreign Currency Translations	—	108	—	—
Tax Benefit/(Expense)	(12,778,071)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	45,372,784	120,332,395	1,505,574	54,261,535
Net Realized and Unrealized Gain (Loss)	76,459,398	136,522,377	1,830,946	78,478,330
Net Increase in Net Assets Resulting from Operations	$77,271,408	$146,027,887	$2,322,781	$81,392,860

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2024 (Unaudited)

	Global X U.S. Preferred ETF	Global X S&P 500® Quality Dividend ETF	Global X Adaptive U.S. Factor ETF	Global X Variable Rate Preferred ETF
Investment Income:
Dividend Income	$75,323,186	$371,590	$3,066,596	$9,040,802
Interest Income	443,470	904	—	63,385
Security Lending Income	313,925	—	—	—
Less: Foreign Taxes Withheld	17,640	1,695	1,376	—
Total Investment Income	76,098,221	374,189	3,067,972	9,104,187
Expenses:
Supervision and Administration Fees(1)	2,732,128	30,924	303,903	299,010
Custodian Fees(2)	10,764	671	327	1,460
Total Expenses	2,742,892	31,595	304,230	300,470
Net Investment Income	73,355,329	342,594	2,763,742	8,803,717
Net Realized Gain (Loss) on:
Investments(3)	(30,659,547)	829,090	34,232,738	(1,060,902)
Net Realized Gain (Loss)	(30,659,547)	829,090	34,232,738	(1,060,902)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	111,389,314	2,375,243	(3,752,231)	7,724,108
Net Change in Unrealized Appreciation (Depreciation)	111,389,314	2,375,243	(3,752,231)	7,724,108
Net Realized and Unrealized Gain (Loss)	80,729,767	3,204,333	30,480,507	6,663,206
Net Increase in Net Assets Resulting from Operations	$154,085,096	$3,546,927	$33,244,249	$15,466,923

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2024 (Unaudited)

	Global X Adaptive U.S. Risk Management ETF	Global X 1-3 Month T-Bill ETF	Global X U.S. Cash Flow Kings 100 ETF
Investment Income:
Dividend Income	$757,063	$—	$35,968
Interest Income	4,014	6,991,784	109
Less: Foreign Taxes Withheld	96	—	(4)
Total Investment Income	761,173	6,991,784	36,073
Expenses:
Supervision and Administration Fees(1)	214,010	83,585	3,779
Custodian Fees(2)	3,912	—	5
Total Expenses	217,922	83,585	3,784
Net Investment Income	543,251	6,908,199	32,289
Net Realized Gain (Loss) on:
Investments(3)	8,036,255	3,372	388,365
Net Realized Gain (Loss)	8,036,255	3,372	388,365
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	7,416,390	107,334	(360)
Net Change in Unrealized Appreciation (Depreciation)	7,416,390	107,334	(360)
Net Realized and Unrealized Gain (Loss)	15,452,645	110,706	388,005
Net Increase in Net Assets Resulting from Operations	$15,995,896	$7,018,905	$420,294

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MLP ETF		Global X MLP & Energy Infrastructure ETF
	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$812,010	$(1,638,914)	$9,505,510	$19,496,685
Net Realized Gain (Loss)	31,086,614	119,271,031	16,189,982	89,543,720
Net Change in Unrealized Appreciation (Depreciation)	45,372,784	86,633,326	120,332,395	(29,594,737)
Net Increase in Net Assets Resulting from Operations	77,271,408	204,265,443	146,027,887	79,445,668
Distributions:	(58,199,387)	(106,518,075)	(31,885,383)	(47,511,225)
Return of Capital:	—	—	—	(7,533,664)
Capital Share Transactions:
Issued	182,233,971	147,213,966	395,205,677	128,027,131
Redeemed	(71,236,265)	(134,375,997)	(29,890,233)	(243,219,768)
Increase (Decrease) in Net Assets from Capital Share Transactions	110,997,706	12,837,969	365,315,444	(115,192,637)
Total Increase (Decrease) in Net Assets	130,069,727	110,585,337	479,457,948	(90,791,858)
Net Assets:
Beginning of Year/Period	1,488,864,109	1,378,278,772	999,208,257	1,090,000,115
End of Year/Period	$1,618,933,836	$1,488,864,109	$1,478,666,205	$999,208,257
Share Transactions:
Issued	3,880,000	3,430,000	8,180,000	3,100,000
Redeemed	(1,580,000)	(3,180,000)	(660,000)	(5,970,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,300,000	250,000	7,520,000	(2,870,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Alternative Income ETF		Global X Conscious Companies ETF
	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income	$491,835	$1,580,080	$2,914,530	$7,932,587
Net Realized Gain (Loss)	325,372	393,696	24,216,795	7,310,769
Net Change in Unrealized Appreciation (Depreciation)	1,505,574	(590,182)	54,261,535	37,219,381
Net Increase in Net Assets Resulting from Operations	2,322,781	1,383,594	81,392,860	52,462,737
Distributions:	(1,298,000)	(2,657,760)	(4,262,091)	(6,163,099)
Capital Share Transactions:
Issued	1,360,832	6,918,197	57,662,836	46,353,658
Redeemed	(2,836,195)	(8,388,501)	(74,054,772)	(186,645,529)
Decrease in Net Assets from Capital Share Transactions	(1,475,363)	(1,470,304)	(16,391,936)	(140,291,871)
Total Increase (Decrease) in Net Assets	(450,582)	(2,744,470)	60,738,833	(93,992,233)
Net Assets:
Beginning of Year/Period	34,471,903	37,216,373	579,740,502	673,732,735
End of Year/Period	$34,021,321	$34,471,903	$640,479,335	$579,740,502
Share Transactions:
Issued	120,000	610,000	1,670,000	1,580,000
Redeemed	(250,000)	(750,000)	(2,150,000)	(6,220,000)
Net Decrease in Shares Outstanding from Share Transactions	(130,000)	(140,000)	(480,000)	(4,640,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Preferred ETF		Global X S&P 500® Quality Dividend ETF
	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income	$73,355,329	$142,965,813	$342,594	$1,921,985
Net Realized Gain (Loss)	(30,659,547)	(247,896,463)	829,090	2,146,424
Net Change in Unrealized Appreciation (Depreciation)	111,389,314	88,345,353	2,375,243	(5,404,794)
Net Increase (Decrease) in Net Assets Resulting from Operations	154,085,096	(16,585,297)	3,546,927	(1,336,385)
Distributions:	(75,796,350)	(144,784,500)	(540,394)	(1,991,843)
Capital Share Transactions:
Issued	146,705,505	413,172,813	7,895,680	40,923,453
Redeemed	(156,874,266)	(188,585,867)	(32,024,379)	(50,433,467)
Increase (Decrease) in Net Assets from Capital Share Transactions	(10,168,761)	224,586,946	(24,128,699)	(9,510,014)
Total Increase (Decrease) in Net Assets	68,119,985	63,217,149	(21,122,166)	(12,838,242)
Net Assets:
Beginning of Year/Period	2,277,678,444	2,214,461,295	48,317,862	61,156,104
End of Year/Period	$2,345,798,429	$2,277,678,444	$27,195,696	$48,317,862
Share Transactions:
Issued	7,440,000	21,090,000	240,000	1,270,000
Redeemed	(7,930,000)	(9,980,000)	(990,000)	(1,550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(490,000)	11,110,000	(750,000)	(280,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Adaptive U.S. Factor ETF		Global X Variable Rate Preferred ETF
	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income	$2,763,742	$3,256,036	$8,803,717	$17,188,257
Net Realized Gain (Loss)	34,232,738	9,554,707	(1,060,902)	(17,014,142)
Net Change in Unrealized Appreciation (Depreciation)	(3,752,231)	(628,064)	7,724,108	9,691,065
Net Increase in Net Assets Resulting from Operations	33,244,249	12,182,679	15,466,923	9,865,180
Distributions:	(3,036,301)	(3,511,163)	(9,166,509)	(16,361,150)
Return of Capital:	—	(453,852)	—	—
Capital Share Transactions:
Issued	207,879,152	276,386,515	46,093,777	45,621,449
Redeemed	(155,749,078)	(281,299,409)	(25,580,246)	(102,201,448)
Increase (Decrease) in Net Assets from Capital Share Transactions	52,130,074	(4,912,894)	20,513,531	(56,579,999)
Total Increase (Decrease) in Net Assets	82,338,022	3,304,770	26,813,945	(63,075,969)
Net Assets:
Beginning of Year/Period	181,838,224	178,533,454	222,312,863	285,388,832
End of Year/Period	$264,176,246	$181,838,224	$249,126,808	$222,312,863
Share Transactions:
Issued	5,380,000	8,580,000	1,960,000	1,990,000
Redeemed	(4,060,000)	(8,830,000)	(1,090,000)	(4,500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,320,000	(250,000)	870,000	(2,510,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Adaptive U.S. Risk Management ETF		Global X 1-3 Month T-Bill ETF
	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Period Ended May 31, 2024 (Unaudited)	Period Ended November 30, 2023(1)
Operations:
Net Investment Income	$543,251	$1,294,460	$6,908,199	$1,589,396
Net Realized Gain (Loss)	8,036,255	3,748,699	3,372	(5,740)
Net Change in Unrealized Appreciation (Depreciation)	7,416,390	(3,267,026)	107,334	2,545
Net Increase in Net Assets Resulting from Operations	15,995,896	1,776,133	7,018,905	1,586,201
Distributions:	(752,510)	(1,310,795)	(6,393,219)	(1,251,315)
Capital Share Transactions:
Issued	49,683,532	28,468,281	343,669,897	155,811,245
Redeemed	(36,829,453)	(548,364)	(69,460,248)	(43,386,417)
Increase in Net Assets from Capital Share Transactions	12,854,079	27,919,917	274,209,649	112,424,828
Total Increase in Net Assets	28,097,465	28,385,255	274,835,335	112,759,714
Net Assets:
Beginning of Year/Period	94,793,042	66,407,787	112,759,714	—
End of Year/Period	$122,890,507	$94,793,042	$387,595,049	$112,759,714
Share Transactions:
Issued	1,600,000	990,000	13,710,000	6,220,000
Redeemed	(1,180,000)	(20,000)	(2,770,000)	(1,730,000)
Net Increase in Shares Outstanding from Share Transactions	420,000	970,000	10,940,000	4,490,000

(1)	The Fund commenced operations on June 20, 2023.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Cash Flow Kings 100 ETF
	Period Ended May 31, 2024 (Unaudited)	Period Ended November 30, 2023(1)
Operations:
Net Investment Income	$32,289	$27,873
Net Realized Gain (Loss)	388,365	54,126
Net Change in Unrealized Appreciation (Depreciation)	(360)	109,012
Net Increase in Net Assets Resulting from Operations	420,294	191,011
Distributions:	(38,015)	(17,340)
Capital Share Transactions:
Issued	2,398,077	4,144,105
Redeemed	(3,202,928)	(527,606)
Increase (Decrease) in Net Assets from Capital Share Transactions	(804,851)	3,616,499
Total Increase (Decrease) in Net Assets	(422,572)	3,790,170
Net Assets:
Beginning of Period	3,790,170	—
End of Period	$3,367,598	$3,790,170
Share Transactions:
Issued	80,000	160,000
Redeemed	(110,000)	(20,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(30,000)	140,000

(1)	The Fund commenced operations on July 10, 2023.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MLP ETF
2024 (Unaudited)	46.08	0.03	2.44	2.47	(1.77)	—	—
2023	42.99	(0.07)	6.48	6.41	(3.32)	—	—
2022	33.59	(0.02)	12.44	12.42	(3.02)	—	—
2021	26.73	(0.06)	9.97	9.91	—	—	(3.05)
2020(1)	43.92	(0.26)	(13.13)	(13.39)	—	—	(3.80)
2019(1)	51.24	(0.24)	(2.76)	(3.00)	—	—	(4.32)
Global X MLP & Energy Infrastructure ETF
2024 (Unaudited)	44.99	0.40	5.60	6.00	(1.25)	—	—
2023	43.47	0.83	3.02	3.85	(2.01)	—	(0.32)
2022	34.89	0.75	9.98	10.73	(1.39)	—	(0.76)
2021	26.59	0.42	9.97	10.39	(1.05)	—	(1.04)
2020(2)	33.45	0.71	(5.33)	(4.62)	(1.95)	—	(0.29)
2019(2)	36.39	1.14	(1.89)	(0.75)	(2.01)	—	(0.18)
Global X Alternative Income ETF
2024 (Unaudited)	11.05	0.16	0.59	0.75	(0.42)	—	—
2023	11.42	0.48	(0.04)	0.44	(0.81)	—	—
2022	13.16	0.61	(1.45)	(0.84)	(0.77)	—	(0.13)
2021	11.51	0.49	2.05	2.54	(0.62)	—	(0.27)
2020	14.74	0.66	(2.64)	(1.98)	(0.98)	(0.15)	(0.12)
2019	14.52	0.94	0.44	1.38	(1.07)	(0.09)	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Supplemental ratio, presented for the purpose of additional analysis.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The Before Net Deferred Tax Expense/(Benefit) expense ratios for the periods ending November 30, 2019, 2020, 2021, 2022 and 2023 was 0.46%, 0.45%, 0.45%, 0.45%, and 0.45%.
‡‡	Includes amount of tax benefit or expense associated with expenses. Including amount of tax benefit or expense associated for all components of the Statement of Operations, for the periods ending May 31, 2024, November 30, 2022 and 2023 the impact would be 2.83%, 2.29% and 4.16%.
#	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
^	Effective September 28, 2021, the fund’s fees were permanently lowered to 0.50%.
@	Effective for the fiscal year ended November 30, 2022, the Fund began presenting acquired fund fees borne by the Adviser as part of its unitary fee agreement (See Note 3 in Notes to Financial Statements) as a realized gain on the Statement of Operations as compared to a contra-expense as in prior fiscal years. If such amounts had been presented as a realized gain in the year ended November 30, 2021 (first year of this agreement), the ratio of Expenses to Average Net Assets would have been 0.70%.
(1)	Per share amounts have been adjusted for a 1 for 6 reverse share split on April 28, 2020 (See Note 9 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($) (000)	Ratio of Expenses to Average Net Assets, Net of Tax Expense/ (Benefit) (%)		Tax Expense /(Benefit) (%)		Ratio of Net Investment Income (Loss) to Average Net Assets, Net of Tax Expense/ (Benefit) (%)	Portfolio Turnover (%)††

(1.77)	46.78	5.46	1,618,934	0.48	†	0.03	‡‡	0.14 †	21.26
(3.32)	46.08	15.79	1,488,864	0.42	‡	(0.03	)‡‡	(0.15)	42.36
(3.02)	42.99	37.69	1,378,279	0.44	‡	(0.01	)‡‡	(0.04)	47.13
(3.05)	33.59	37.49	992,935	0.43	‡	(0.02)		(0.19)	33.79
(3.80)	26.73	(30.51)	687,577	0.46	‡	0.46		(0.85)	33.78
(4.32)	43.92	(6.54)	947,045	0.46	‡	—		(0.46)	55.65

(1.25)	49.74	13.58	1,478,666	0.45	†	—		1.73 †	11.73
(2.33)	44.99	9.42	999,208	0.45		—		2.00	24.32
(2.15)	43.47	31.26	1,090,000	0.45		—		1.85	23.48
(2.09)	34.89	39.64	738,092	0.45		—		1.25	16.88
(2.24)	26.59	(13.34)	538,344	0.45		—		2.66	35.86
(2.19)	33.45	(2.34)	612,300	0.45		—		3.03	36.57

(0.42)	11.38	6.91	34,021	0.50	†	—		2.84 †	0.25
(0.81)	11.05	4.01	34,472	0.50		—		4.29	14.38
(0.90)	11.42	(6.64)	37,216	0.50	#	—		5.03	18.10
(0.89)	13.16	22.52	35,921	0.63	#@^	—		3.77	86.85
(1.25)	11.51	(13.13)	19,573	0.75	#	—		5.61	52.78
(1.16)	14.74	9.89	28,012	0.75	#	—		6.39	18.16

(2)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020. (See Note 9 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Conscious Companies ETF
2024 (Unaudited)	31.89	0.16	4.38	4.54	(0.24)	—	—
2023	29.52	0.38	2.27	2.65	(0.28)	—	—
2022	32.97	0.31	(3.40)	(3.09)	(0.36)	—	—
2021	26.46	0.31	6.49	6.80	(0.29)	—	—
2020	23.10	0.33	3.32	3.65	(0.27)	(0.02)	—
2019	20.55	0.37	2.68	3.05	(0.50)	—	—
Global X U.S. Preferred ETF
2024 (Unaudited)	19.13	0.61	0.67	1.28	(0.63)	—	—
2023	20.51	1.24	(1.36)	(0.12)	(1.26)	—	—
2022	25.21	1.23	(4.64)	(3.41)	(1.29)	—	—
2021	25.36	1.28	(0.12)	1.16	(1.31)	—	—
2020	24.79	1.33	0.58	1.91	(1.34)	—	—
2019	22.97	1.36	1.83	3.19	(1.37)	—	—
Global X S&P 500® Quality Dividend ETF
2024 (Unaudited)	30.97	0.36	2.78	3.14	(0.54)	—	—
2023	33.24	0.99	(2.23)	(1.24)	(1.03)	—	—
2022	31.02	1.03	2.10	3.13	(0.91)	—	—
2021	25.20	0.78	5.84	6.62	(0.80)	—	—
2020	26.51	0.75	(1.24)	(0.49)	(0.82)	—	—	***
2019	24.60	0.75	1.89	2.64	(0.73)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Effective April 1, 2019, the Fund’s fees were permanently lowered to 0.20%. Prior to April 1, 2019, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.31% for the year ended November 30, 2019.
^^	Effective April 1, 2020, until April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.23%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.24)	36.19	14.28	640,479	0.43	†	0.94	†	5.58
(0.28)	31.89	9.05	579,741	0.43		1.27		27.74
(0.36)	29.52	(9.45)	673,733	0.43		1.06		31.92
(0.29)	32.97	25.84	654,764	0.43		1.00		22.92
(0.29)	26.46	16.01	403,499	0.43		1.45		48.73
(0.50)	23.10	15.35	85,459	0.43		1.73		34.97

(0.63)	19.78	6.76	2,345,798	0.23	†	6.18	†	12.71
(1.26)	19.13	(0.51)	2,277,678	0.23		6.38		36.65
(1.29)	20.51	(13.82)	2,214,461	0.23		5.51		33.20
(1.31)	25.21	4.61	2,458,022	0.23	^^	4.99		47.89
(1.34)	25.36	8.13	868,550	0.23	^^	5.49		39.14
(1.37)	24.79	14.25	585,150	0.24		5.57		32.93

(0.54)	33.57	10.22	27,196	0.20	†	2.22	†	48.87
(1.03)	30.97	(3.71)	48,318	0.20		3.16		78.89
(0.91)	33.24	10.25	61,156	0.20		3.24		78.73
(0.80)	31.02	26.45	9,615	0.20		2.60		70.66
(0.82)	25.20	(1.47)	6,300	0.20		3.27		93.40
(0.73)	26.51	11.01	9,278	0.28	‡	2.99		49.18

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Adaptive U.S. Factor ETF
2024 (Unaudited)	34.37	0.47	5.54	6.01	(0.41)	—	—
2023	32.23	0.59	2.28	2.87	(0.65)	—	(0.08)
2022	29.86	0.62	2.50	3.12	(0.71)	—	(0.04)
2021	24.91	0.61	5.09	5.70	(0.70)	—	(0.05)
2020	25.79	0.63	(0.67)	(0.04)	(0.70)	(0.05)	(0.09)
2019	24.39	0.89	1.53	2.42	(1.02)	— ***	—
Global X Variable Rate Preferred ETF
2024 (Unaudited)	23.13	0.86	0.69	1.55	(0.91)	—	—
2023	23.55	1.60	(0.49)	1.11	(1.53)	—	—
2022	27.28	1.45	(3.70)	(2.25)	(1.39)	(0.02)	(0.07)
2021	26.97	1.40	0.37	1.77	(1.29)	(0.02)	(0.15)
2020(1)	24.85	0.61	2.00	2.61	(0.49)	—	—
Global X Adaptive U.S. Risk Management ETF
2024 (Unaudited)	28.55	0.15	4.38	4.53	(0.22)	—	—
2023	28.26	0.47	0.34	0.81	(0.52)	—	—
2022	29.88	0.40	(1.71)	(1.31)	(0.31)	—	—
2021(2)	24.95	0.25	4.77	5.02	(0.09)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on June 22, 2020.
(2)	The Fund commenced operations on January 12, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.41)	39.97	17.52	264,176	0.27	†	2.46	†	71.89
(0.73)	34.37	9.13	181,838	0.27		1.89		234.57
(0.75)	32.23	10.61	178,533	0.27		2.03		115.74
(0.75)	29.86	23.01	172,008	0.27		2.09		96.21
(0.84)	24.91	0.14	144,484	0.27		2.78		159.91
(1.02)	25.79	10.27	189,564	0.27		3.63		112.43

(0.91)	23.77	6.84	249,127	0.25	†	7.36	†	28.74
(1.53)	23.13	5.01	222,313	0.25		7.01		81.87
(1.48)	23.55	(8.40)	285,389	0.25		5.93		74.41
(1.46)	27.28	6.60	89,217	0.25		5.01		26.17
(0.49)	26.97	10.59	1,349	0.25	†	5.38	†	10.96

(0.22)	32.86	15.96	122,891	0.40	†	0.99	†	25.95
(0.52)	28.55	2.92	94,793	0.40		1.67		574.56
(0.31)	28.26	(4.28)	66,408	0.39		1.49		1481.94
(0.09)	29.88	20.13	104,574	0.39	†	1.01	†	30.10

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X 1-3 Month T-Bill ETF
2024 (Unaudited)	25.11	0.67	0.01	0.68	(0.67)	—	—
2023(1)	24.99	0.60	(0.02)	0.58	(0.46)	—	—
Global X U.S. Cash Flow Kings 100 ETF
2024 (Unaudited)	27.07	0.31	3.56	3.87	(0.33)	—	—
2023(2)	25.58	0.25	1.40	1.65	(0.16)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on June 20, 2023.
(2)	The Fund commenced operations on July 10, 2023.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.67)	25.12	2.74	387,595	0.06	†	5.35	†	0.00
(0.46)	25.11	2.36	112,760	0.09	†	5.34	†	0.00

(0.33)	30.61	14.38	3,368	0.25	†	2.14	†	41.08
(0.16)	27.07	6.46	3,790	0.25	†	2.41	†	14.76

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

May 31, 2024 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. As of May 31, 2024, the Trust had one hundred portfolios, ninety-two of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF, Global X MLP & Energy Infrastructure ETF, Global X Alternative Income ETF, Global X Conscious Companies ETF, Global X U.S. Preferred ETF, Global X S&P 500® Quality Dividend ETF, Global X Adaptive U.S. Factor ETF, Global X Variable Rate Preferred ETF, Global X Adaptive U.S. Risk Management ETF, Global X 1-3 Month T-Bill ETF and Global X U.S. Cash Flow Kings 100 ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X Alternative Income ETF, Global X Conscious Companies ETF, Global X U.S. Preferred ETF, Global X S&P 500® Quality Dividend ETF, Global X Adaptive U.S. Factor ETF, Global X Variable Rate Preferred ETF, and Global X 1-3 Month T-Bill ETF, has elected non-diversified status under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

MLPs – Certain Funds may invest in MLPs. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currencies and converted to U.S. dollars using currencies exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Board of Trustees (the “Board”) of the Trust. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of a Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2024, there were no securities priced using the Fair Value Procedures.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of May 31, 2024. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY Mellon”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”) and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty, and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES – It is each Fund’s intention, except for Global X MLP ETF, to qualify, or to continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements, except for Global X MLP ETF as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof. If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended May 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Global X MLP ETF is taxed as a C-corporation for Federal income tax purposes and as such is obligated to pay Federal and applicable state corporate income tax. Currently, the Federal income tax rate for a corporation is 21%. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Code in order to avoid paying entity level income taxes. Under current law, Global X MLP ETF is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, Global X MLP ETF will be obligated to pay applicable Federal and state corporate income taxes on its taxable income as opposed to most other investment companies, which are not so obligated. Global X MLP ETF expects that a portion of the distributions that are received from MLPs may be treated as a tax-deferred return of capital, thus reducing Global X MLP ETF’s current tax liability. However, the amount of taxes currently paid by Global X MLP ETF will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in Global X MLP ETF.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

Cash distributions from MLPs to Global X MLP ETF that exceed the Global X MLP ETF’s allocable share of such MLP’s net taxable income are considered tax-deferred return of capital that will reduce Global X MLP ETF’s adjusted tax basis in the equity securities of the MLP. These reductions in Global X MLP ETF’s adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by Global X MLP ETF on a subsequent sale of the securities. Global X MLP ETF will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, Global X MLP ETF may be liable for previously deferred taxes. Global X MLP ETF will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining Global X MLP ETF’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to Global X MLP ETF’s deferred tax liabilities as new information becomes available. Global X MLP ETF will generally compute deferred income taxes based on the Federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Global X Alternative Income ETF’s dividend income includes reclassifications of prior year and current year dividend income to return of capital/realized gain to align those income amounts to the character of those distributions. Those reclassifications exceeded current year dividend income resulting in a negative dividend income for the current fiscal year.

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY Mellon, if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations..

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at May 31, 2024	Redemption Fee
Global X MLP ETF	10,000	$100	$467,800	$100
Global X MLP & Energy Infrastructure ETF	10,000	250	497,400	250
Global X Alternative Income ETF	10,000	250	113,800	250
Global X Conscious Companies ETF	10,000	500	361,900	500
Global X U.S. Preferred ETF	10,000	650	197,800	650
Global X S&P 500® Quality Dividend ETF	10,000	250	335,700	250
Global X Adaptive U.S. Factor ETF	10,000	600	399,700	600
Global X Variable Rate Preferred ETF	10,000	250	237,700	250
Global X Adaptive U.S. Risk Management ETF	10,000	1,300	328,600	1,300
Global X 1-3 Month T-Bill ETF	10,000	250	251,200	250
Global X U.S. Cash Flow Kings 100 ETF	10,000	250	306,100	250

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s services to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund) (“Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees and expenses (except for the Global X Alternative Income ETF, Global X U.S. Preferred ETF, Global X Variable Rate Preferred ETF and Global X Adaptive U.S. Risk Management ETF with respect to investments in affiliated investment companies), and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for each of the Global X Alternative Income ETF, Global X U.S. Preferred ETF, Global X Variable Rate Preferred ETF and Global X Adaptive U.S. Risk Management ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Funds in affiliated investment companies. For the period ended May 31, 2024, the Adviser paid acquired fund fees and expenses for the Global X Alternative Income ETF of $62,516 and made such reimbursement payments to the Fund on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations.

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses the supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X MLP ETF	0.45%
Global X MLP & Energy Infrastructure ETF	0.45%
Global X Alternative Income ETF	0.50%
Global X Conscious Companies ETF	0.43%
Global X U.S. Preferred ETF	0.23%
Global X S&P 500® Quality Dividend ETF	0.20%
Global X Adaptive U.S. Factor ETF	0.27%
Global X Variable Rate Preferred ETF	0.25%
Global X Adaptive U.S. Risk Management ETF	0.39%
Global X 1-3 Month T-Bill ETF	0.07%
Global X U.S. Cash Flow Kings 100 ETF	0.25%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

For all Funds other than the Global X 1-3 Month T-Bill ETF and Global X U.S. Cash Flow Kings 100 ETF, BBH serves as the Custodian and transfer agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

BNY Mellon serves as Custodian and transfer agent to the Trust on behalf of the Global X 1-3 Month T-Bill ETF and Global X U.S. Cash Flow Kings 100 ETF. As Custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities were:

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales and Maturities
Global X MLP ETF	$341,594,927	$481,553,568
Global X MLP & Energy Infrastructure ETF	132,177,677	154,147,050
Global X Alternative Income ETF	85,648	899,366
Global X Conscious Companies ETF	34,709,141	36,048,940
Global X U.S. Preferred ETF	324,362,479	298,356,572
Global X S&P 500® Quality Dividend ETF	15,365,746	15,538,542
Global X Adaptive U.S. Factor ETF	164,900,514	163,547,839
Global X Variable Rate Preferred ETF	70,468,200	68,583,765
Global X Adaptive U.S. Risk Management ETF	28,648,127	28,232,210
Global X 1-3 Month T-Bill ETF	747,846,142	496,305,404
Global X U.S. Cash Flow Kings 100 ETF	1,388,534	1,368,321

For the period ended May 31, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Global X MLP ETF	$189,122,837	$–	$–
Global X MLP & Energy Infrastructure ETF	388,967,183	22,151,835	6,846,690
Global X Alternative Income ETF	1,360,227	2,598,286	103,086
Global X Conscious Companies ETF	57,201,743	74,025,748	27,013,102
Global X U.S. Preferred ETF	130,475,325	153,842,345	10,185,050
Global X S&P 500® Quality Dividend ETF	7,795,474	31,713,557	999,281
Global X Adaptive U.S. Factor ETF	206,038,012	155,591,580	35,899,318
Global X Variable Rate Preferred ETF	45,685,238	25,760,683	1,595,954
Global X Adaptive U.S. Risk Management ETF	49,054,765	36,859,855	8,203,530
Global X 1-3 Month T-Bill ETF	343,324,489	69,522,480	(376)
Global X U.S. Cash Flow Kings 100 ETF	2,361,665	3,187,161	425,754

During the period ended May 31, 2024, there were no purchases or sales of long-term U.S. Government securities by the Funds.

5. TAX INFORMATION

Global X MLP ETF recognizes interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. For the period ended May 31 2024, Global X MLP ETF did not incur any interest or penalties.

Since Global X MLP ETF will be subject to taxation on its taxable income, the NAV of Global X MLP ETF shares will also be reduced by the accrual of any current and deferred tax liabilities.

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

5. TAX INFORMATION (continued)

Global X MLP ETF’s income tax expense/(benefit) consists of the following for the period ended May 31, 2024:

	Current MLP	Deferred MLP	Total MLP
Federal	$6,020,178	$14,863,677	$20,883,855
State	(109,663)	987,301	877,638
Valuation allowance	—	—	—
Total tax expense (benefit)	$5,910,515	$15,850,978	$21,761,493

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Global X MLP ETF’s deferred tax assets and liabilities are as follows for the period ended May 31, 2024:

MLP
Deferred tax assets:
State Net Operating Loss Carryforward	$ 106,253
Capital Loss Carryforward	21,386,802
Other	1,832,443
Less Variation Allowance	—

Deferred tax liabilities:
Net unrealized gain on investment securities	(45,826,008)
Book vs tax partnership income to be recognized	(60,695,377)
Net Deferred Tax Asset/(Liability)	$ (83,195,887)

The Global X MLP ETF reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight is given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Global X MLP ETF are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Global X MLP ETF in those years.

The Global X MLP ETF has estimated capital loss carryforwards for Federal income tax purposes as follows:

	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2020	$59,868,290	11/30/2025
	11/30/2021	37,432,903	11/30/2026

Based upon the Global X MLP ETF’s assessment, it has been determined that it is more likely than not that the Global X MLP ETF’s deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for the Global X MLP ETF’s deferred tax assets. The Global X MLP

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

5. TAX INFORMATION (continued)

ETF will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Global X MLP ETF’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Global X MLP ETF’s gross deferred tax assets.

Total income tax expense/benefit (current and deferred) during the period ended May 31, 2024, differs from the amount computed by applying the Federal statutory income tax rate of 21% for the Global X MLP ETF to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

For the period ended May 31, 2024:

	MLP
Income tax (benefit) at statutory rate	$20,796,909	21.00%
State income taxes (net of federal benefit)	970,522	0.98%
Permanent differences, net	(5,938)	-0.01%
Effect of state tax rate change	—	0.00%
Net income tax expense/(benefit)	$21,761,493	21.97%

The Global X MLP ETF recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Global X MLP ETF’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since the inception of the Global X MLP ETF. No U.S. Federal or state income tax returns are currently under examination. The tax years ended November 30, 2022, 2021, and 2020 remain subject to examination by tax authorities in the United States. Due to the nature of the Global X MLP ETF’s investments, the Global X MLP ETF may be required to file income tax returns in several states. The Global X MLP ETF is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Global X MLP ETF’s investments, the Global X MLP ETF may be required to file franchise state tax returns in several states.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

5. TAX INFORMATION (continued)

these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of REIT adjustments, reclassification of distributions, investments in publically traded partnerships, PFIC gain reclassifications, and preferred stock adjustments. The permanent differences that are credited or charged to paid-in capital and distributable earnings are primarily related to redemptions in kind and return of capital distributions.

The tax character of dividends and distributions declared during the years or periods ended November 30, 2023 and November 30, 2022 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MLP ETF
2023	$106,518,075	$—	$—	$106,518,075
2022	90,450,291	—	—	90,450,291
Global X MLP & Energy Infrastructure ETF
2023	$47,511,225	$—	$7,533,664	$55,044,889
2022	32,598,692	—	17,688,775	50,287,467
Global X Alternative Income ETF
2023	$2,657,760	$—	$—	$2,657,760
2022	2,282,880	—	390,992	2,673,872
Global X Conscious Companies ETF
2023	$6,163,099	$—	$—	$6,163,099
2022	7,480,197	—	—	7,480,197
Global X U.S. Preferred ETF
2023	$144,784,500	$—	$—	$144,784,500
2022	128,023,270	—	—	128,023,270
Global X S&P 500® Quality Dividend ETF
2023	$1,991,843	$—	$—	$1,991,843
2022	1,339,222	—	—	1,339,222
Global X Adaptive U.S. Factor ETF
2023	$3,511,163	$—	$453,852	$3,965,015
2022	3,989,881	—	204,893	4,194,774
Global X Variable Rate Preferred ETF
2023	$16,361,150	$—	$—	$16,361,150
2022	10,395,351	19,467	515,682	10,930,500
Global X Adaptive U.S. Risk Management ETF
2023	$1,310,795	$—	$—	$1,310,795
2022	997,056	5,768	—	1,002,824
Global X 1-3 Month T-Bill ETF
2023	$1,251,315	$—	$—	$1,251,315
Global X U.S. Cash Flow Kings 100 ETF
2023	$17,340	$—	$—	$17,340

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

5. TAX INFORMATION (continued)

As of November 30, 2023, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X MLP & Energy Infrastructure ETF	Global X Alternative Income ETF
Undistributed Ordinary Income	$—	$126,128
Capital Loss Carryforwards	(137,747,647)	(1,722,291)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	191,667,293	(7,204,615)
Other Temporary Differences	(2)	8
Total Distributable Earnings (Accumulated Losses)	$53,919,644	$(8,800,770)

	Global X Funds
	Global X Conscious Companies ETF	Global X U.S. Preferred ETF	Global X S&P 500® Quality Dividend ETF
Undistributed Ordinary Income	$3,909,246	$1,494,254	$135,793
Capital Loss Carryforwards	(50,640,701)	(318,462,730)	(6,922,184)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	50,898,190	(346,668,054)	(2,681,825)
Other Temporary Differences	(2)	783	(1)
Total Distributable Earnings (Accumulated Losses)	$4,166,733	$(663,635,747)	$(9,468,217)

	Global X Funds
	Global X Adaptive U.S. Factor ETF	Global X Variable Rate Preferred ETF	Global X Adaptive U.S. Risk Management ETF
Undistributed Ordinary Income	$—	$1,015,498	$656,698
Capital Loss Carryforwards	(29,417,493)	(27,455,624)	(12,486,755)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	13,699,270	(7,921,537)	1,563,657
Other Temporary Differences	(1)	1,067,276	(2)
Total Accumulated Losses	$(15,718,224)	$(33,294,387)	$(10,266,402)

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

5. TAX INFORMATION (continued)

	Global X Funds
	Global X 1-3 Month T-Bill ETF	Global X U.S. Cash Flow Kings 100 ETF
Undistributed Ordinary Income	$339,872	$10,563
Capital Loss Carryforwards	—	(5,640)
Unrealized Appreciation on Investments and Foreign Currency	2,545	96,221
Other Temporary Differences	1	1
Total Distributable Earnings	$342,418	$101,145

For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X MLP & Energy Infrastructure ETF	$26,150,257	$111,597,390	$137,747,647
Global X Alternative Income ETF	281,145	1,441,146	1,722,291
Global X Conscious Companies ETF	14,636,796	36,003,905	50,640,701
Global X U.S. Preferred ETF	112,031,596	206,431,134	318,462,730
Global X S&P 500® Quality Dividend ETF	5,745,817	1,176,367	6,922,184
Global X Adaptive U.S. Factor ETF	27,165,433	2,252,060	29,417,493
Global X Variable Rate Preferred ETF	17,462,374	9,993,250	27,455,624
Global X Adaptive U.S. Risk Management ETF	12,352,177	134,578	12,486,755
Global X U.S. Cash Flow Kings 100 ETF	5,640	—	5,640

During the year ended November 30, 2023, the following Fund utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
Global X MLP & Energy Infrastructure ETF	$4,043,802	$17,423,085	$21,466,887
Global X Adaptive U.S. Risk Management ETF	6,970,587	901	6,971,488

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

5. TAX INFORMATION (continued)

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2024 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MLP ETF	$1,228,551,665	$481,483,194	$(1,372,729)	$480,110,465
Global X MLP & Energy Infrastructure ETF	1,108,074,719	381,960,062	(12,907,404)	369,052,658
Global X Alternative Income ETF	45,806,259	2,066,927	(7,048,537)	(4,981,610)
Global X Conscious Companies ETF	531,342,594	126,906,130	(19,216,530)	107,689,600
Global X U.S. Preferred ETF	2,582,099,426	23,881,744	(218,861,426)	(194,979,682)
Global X S&P 500® Quality Dividend ETF	27,339,304	1,520,194	(1,721,672)	(201,478)
Global X Adaptive U.S. Factor ETF	252,833,908	15,166,905	(4,312,605)	10,854,300
Global X Variable Rate Preferred ETF	244,469,541	8,520,213	(3,781,380)	4,738,833
Global X Adaptive U.S. Risk Management ETF	113,772,735	11,764,878	(2,784,831)	8,980,047
Global X 1-3 Month T-Bill ETF	392,408,353	114,178	—	114,178
Global X U.S. Cash Flow Kings 100 ETF	3,251,958	243,931	135,279	379,210

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, mark-to-market treatment of passive foreign investment companies and adjustments in preferred stock and partnerships.

6. CONCENTRATION OF RISKS

The Funds may invest in securities in a particular asset class. Securities and other assets held in each Fund’s portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

The Funds, except for Global X U.S. Preferred ETF and Global X Variable Rate Preferred ETF, use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index). The Global X U.S. Preferred ETF and Global X Variable Rate Preferred ETF use a representative sampling strategy.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Certain Funds may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023. There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Funds and the instruments in which the Funds invest. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Funds invest that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Funds could result in losses to the Funds.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value. Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreements with BBH and BNY Mellon are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in Global X MLP & Energy Infrastructure ETF, Global X Alternative Income ETF and Global X U.S. Preferred ETF are held by BNY Mellon and are designated as being held on each Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

restricted cash) as an asset and the obligation to return securities lending collateral as a liability- on the Statement of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of May 31, 2024.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X Alternative Income ETF	$6,756,088	$6,756,088	$—	$—
Global X U.S. Preferred ETF	39,877,322	39,877,322	—	—

(1) Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at May 31, 2024 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of May 31, 2024, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Alternative Income ETF
Repurchase Agreements	$4,962,917	$—	$—	$—	$4,962,917
Short-Term Investments	1,901,164	—	—	—	1,901,164
Total	$6,864,081	$—	$—	$—	$6,864,081
Global X U.S. Preferred ETF
Repurchase Agreements	$29,459,822	$—	$—	$—	$29,459,822
Short-Term Investments	11,285,292	—	—	—	11,285,292
Total	$40,745,114	$—	$—	$—	$40,745,114

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. REVERSE SHARE SPLIT

Effective April 28, 2020, the Global X MLP ETF executed a 1-for-6 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by six, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective April 28, 2020, the Global X MLP & Energy Infrastructure ETF executed a 1-for- 3 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the

Notes to Financial Statements (Concluded)

May 31, 2024 (Unaudited)

9. REVERSE SHARE SPLIT (continued)

years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. SUBSEQUENT EVENTS

The Board of the Trust approved a reverse share split of the issued and outstanding shares of the Global 1-3 Month T-Bill ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on June 14, 2024. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period then ended, and the per share data in the financial highlights for each of the years in the period then ended have been updated to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Fund Name	Ratio

Global X 1-3 Month T-Bill ETF	1:4

The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from December 1, 2023 to May 31, 2024.

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 12/1/2023	Ending Account Value 5/31/2024	Annualized Expense Ratios		Expenses Paid During Period(1)
Global X MLP ETF

Actual Fund Return	$1,000.00	$1,054.60	0.48%		$2.47
Hypothetical 5% Return	1,000.00	1,022.60	0.48		2.43

Global X MLP & Energy Infrastructure ETF

Actual Fund Return	$1,000.00	1,135.80	0.45		2.40
Hypothetical 5% Return	1,000.00	1,022.75	0.45		2.28

Global X Alternative Income ETF

Actual Fund Return	$1,000.00	1,069.10	0.14	(2)	0.72
Hypothetical 5% Return	1,000.00	1,024.30	0.14	(2)	0.71

Global X Conscious Companies ETF

Actual Fund Return	$1,000.00	1,142.80	0.43		2.30
Hypothetical 5% Return	1,000.00	1,022.85	0.43		2.17

Global X U.S. Preferred ETF

Actual Fund Return	$1,000.00	1,067.60	0.23		1.19
Hypothetical 5% Return	1,000.00	1,023.85	0.23		1.16

Global X S&P 500® Quality Dividend ETF

Actual Fund Return	$1,000.00	1,102.20	0.20		1.05
Hypothetical 5% Return	1,000.00	1,024.00	0.20		1.01

Global X Adaptive U.S. Factor ETF

Actual Fund Return	$1,000.00	1,175.20	0.27		1.47
Hypothetical 5% Return	1,000.00	1,023.00	0.27		1.37

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 12/1/2023	Ending Account Value 5/31/2024	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Variable Rate Preferred ETF

Actual Fund Return	$1,000.00	1,068.40	0.25	1.29
Hypothetical 5% Return	1,000.00	1,023.75	0.25	1.26

Global X Adaptive U.S. Risk Management ETF

Actual Fund Return	$1,000.00	1,159.60	0.40	2.16
Hypothetical 5% Return	1,000.00	1,023.00	0.40	2.02

Global X 1-3 Month T-Bill ETF

Actual Fund Return	$1,000.00	1,027.40	0.06	0.30
Hypothetical 5% Return	1,000.00	1,024.70	0.06	0.30

Global X U.S. Cash Flow Kings 100 ETF

Actual Fund Return	$1,000.00	1,141.80	0.25	1.34
Hypothetical 5% Return	1,000.00	1,023.75	0.25	1.26

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(2)	The annualized expense ratios include acquired fund fees incurred during the six-month period. Annualized acquired fund fees of average net assets totaled 0.36%. Had this expense not been included the ratio would have been 0.5%.

Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 21, 2024, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s Liquidity Risk and operated adequately and effectively to manage each Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report noted that a portfolio of the Trust, the Global X MSCI Nigeria ETF, was classified as an In-Kind Fund for purposes of Liquidity Reporting. The Committee’s report noted that no other material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Renewal of Investment Advisory Agreement(unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Trust held on November 16, 2023, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Semi-Annual Report (each, a “Renewal Fund” and together, the “Renewal Funds”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”), each between the Trust, on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the November 16, 2023 Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements, and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. Subsequent to the receipt of that information, the Independent Trustees requested additional information regarding certain changes in senior management of Global X Management, which was provided to them in advance of the Board meeting.

At the November 16, 2023 Board meeting, the Board approved the Renewal Agreements, for the period ending February 29, 2024, in order to ensure continuity of management of the Renewal Funds. However, the Independent Trustees also determined to postpone a vote on the renewal of the Renewal Agreements for a full annual period in order to provide the Independent Trustees with the opportunity to further consider certain changes in Global X Management’s senior leadership, which occurred approximately contemporaneously with the Board’s consideration of the Renewal Agreements, and in order to permit Global X Management to confirm certain information provided in advance of the November 16, 2023 Board meeting. Global X Management subsequently provided additional information to the Board in advance of a second meeting called for the purpose of considering the extension of the Renewal Agreements for a full year. At a Board meeting of the Trust held on December 21, 2023, the Trust’s Board, which was comprised entirely of Independent Trustees, unanimously approved the continuation of the Renewal Agreements for an aggregate one-year period ending November 30, 2024.

In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings

Renewal of Investment Advisory Agreement(unaudited) (Continued)

with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

● the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

● Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund. In considering the key personnel, the Board considered the departures of certain key executives of Global X Management and their replacements, and the plan for identifying a permanent replacement for Global X Management’s chief executive officer;

● Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

● the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

● the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel. In evaluating key personnel, the Board considered the qualifications of Global X Management’s

Renewal of Investment Advisory Agreement(unaudited) (Continued)

chief operating officer and interim chief executive officer, and considered Global X Management’s plans for hiring a permanent chief executive officer.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and overperformance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms, and in the case of passively managed ETFs, considered their tracking against their underlying indexes.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Renewal of Investment Advisory Agreement(unaudited) (Continued)

Comparison of Fees and Services

With respect to this factor, the Board considered:

● comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

● the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

● that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

● the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

● the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

● that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders

Renewal of Investment Advisory Agreement(unaudited) (Concluded)

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds’ are listed for trading, as of the time that a Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Notes

Notes

Notes

Notes

Notes

Notes

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.

Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-005-1300

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: July 23, 2024

By (Signature and Title)	/s/Eric Olsen
Eric Olsen
Principal Financial Officer

Date: July 23, 2024